UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-00560
JOHN HANCOCK INVESTMENT TRUST
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
March 31
Date of reporting period:
September 30, 2025
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following semiannual reports to shareholders for the six-months ended September 30, 2025:
  John Hancock Disciplined Value Global Long/Short Fund
  John Hancock Diversified Real Assets Fund
  John Hancock Fundamental Equity Income Fund
  John Hancock Global Climate Action Fund
  John Hancock Mid Cap Growth Fund

John Hancock Disciplined Value Global Long/Short Fund
Class A/JAKRX
Semiannual SHAREHOLDER REPORT | September 30, 2025
This semiannual shareholder report contains important information about the John Hancock Disciplined Value Global Long/Short Fund (the fund) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Global Long/Short Fund (Class A/JAKRX)	$104	1.92%
Fund Statistics
Fund net assets	$339,434,135
Total number of portfolio holdings	267
Portfolio turnover rate	135%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
BAE Systems PLC	2.4%
Alphabet, Inc., Class C	2.3%
Sumitomo Mitsui Financial Group, Inc.	2.2%
The Walt Disney Company	2.1%
NAVER Corp.	2.0%
Vallourec SACA	2.0%
Alibaba Group Holding, Ltd.	2.0%
DuPont de Nemours, Inc.	1.9%
Broadcom, Inc.	1.9%
Danske Bank A/S	1.9%

Sector Composition
Financials	13.8%
Materials	13.8%
Industrials	9.1%
Information technology	9.1%
Communication services	8.5%
Consumer discretionary	8.3%
Energy	7.6%
Consumer staples	5.5%
Health care	4.9%
Short-term investments and other	19.4%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4864510

492SA-A

9/25

11/25

John Hancock Disciplined Value Global Long/Short Fund

John Hancock Disciplined Value Global Long/Short Fund
Class C/JAKTX
Semiannual SHAREHOLDER REPORT | September 30, 2025
This semiannual shareholder report contains important information about the John Hancock Disciplined Value Global Long/Short Fund (the fund) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Global Long/Short Fund (Class C/JAKTX)	$146	2.69%
Fund Statistics
Fund net assets	$339,434,135
Total number of portfolio holdings	267
Portfolio turnover rate	135%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
BAE Systems PLC	2.4%
Alphabet, Inc., Class C	2.3%
Sumitomo Mitsui Financial Group, Inc.	2.2%
The Walt Disney Company	2.1%
NAVER Corp.	2.0%
Vallourec SACA	2.0%
Alibaba Group Holding, Ltd.	2.0%
DuPont de Nemours, Inc.	1.9%
Broadcom, Inc.	1.9%
Danske Bank A/S	1.9%

Sector Composition
Financials	13.8%
Materials	13.8%
Industrials	9.1%
Information technology	9.1%
Communication services	8.5%
Consumer discretionary	8.3%
Energy	7.6%
Consumer staples	5.5%
Health care	4.9%
Short-term investments and other	19.4%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4864510

492SA-C

9/25

11/25

John Hancock Disciplined Value Global Long/Short Fund

John Hancock Disciplined Value Global Long/Short Fund
Class I/JAKUX
Semiannual SHAREHOLDER REPORT | September 30, 2025
This semiannual shareholder report contains important information about the John Hancock Disciplined Value Global Long/Short Fund (the fund) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Global Long/Short Fund (Class I/JAKUX)	$91	1.67%
Fund Statistics
Fund net assets	$339,434,135
Total number of portfolio holdings	267
Portfolio turnover rate	135%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
BAE Systems PLC	2.4%
Alphabet, Inc., Class C	2.3%
Sumitomo Mitsui Financial Group, Inc.	2.2%
The Walt Disney Company	2.1%
NAVER Corp.	2.0%
Vallourec SACA	2.0%
Alibaba Group Holding, Ltd.	2.0%
DuPont de Nemours, Inc.	1.9%
Broadcom, Inc.	1.9%
Danske Bank A/S	1.9%

Sector Composition
Financials	13.8%
Materials	13.8%
Industrials	9.1%
Information technology	9.1%
Communication services	8.5%
Consumer discretionary	8.3%
Energy	7.6%
Consumer staples	5.5%
Health care	4.9%
Short-term investments and other	19.4%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4864510

492SA-I

9/25

11/25

John Hancock Disciplined Value Global Long/Short Fund

John Hancock Disciplined Value Global Long/Short Fund
Class NAV/JAKWX
Semiannual SHAREHOLDER REPORT | September 30, 2025
This semiannual shareholder report contains important information about the John Hancock Disciplined Value Global Long/Short Fund (the fund) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Global Long/Short Fund (Class NAV/JAKWX)	$85	1.56%
The inception date for Class NAV shares is 4-4-25.
Fund Statistics
Fund net assets	$339,434,135
Total number of portfolio holdings	267
Portfolio turnover rate	135%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
BAE Systems PLC	2.4%
Alphabet, Inc., Class C	2.3%
Sumitomo Mitsui Financial Group, Inc.	2.2%
The Walt Disney Company	2.1%
NAVER Corp.	2.0%
Vallourec SACA	2.0%
Alibaba Group Holding, Ltd.	2.0%
DuPont de Nemours, Inc.	1.9%
Broadcom, Inc.	1.9%
Danske Bank A/S	1.9%

Sector Composition
Financials	13.8%
Materials	13.8%
Industrials	9.1%
Information technology	9.1%
Communication services	8.5%
Consumer discretionary	8.3%
Energy	7.6%
Consumer staples	5.5%
Health care	4.9%
Short-term investments and other	19.4%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4864510

492SA-NAV

9/25

11/25

John Hancock Disciplined Value Global Long/Short Fund

John Hancock Disciplined Value Global Long/Short Fund
Class R6/JAKVX
Semiannual SHAREHOLDER REPORT | September 30, 2025
This semiannual shareholder report contains important information about the John Hancock Disciplined Value Global Long/Short Fund (the fund) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Global Long/Short Fund (Class R6/JAKVX)	$86	1.57%
Fund Statistics
Fund net assets	$339,434,135
Total number of portfolio holdings	267
Portfolio turnover rate	135%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
BAE Systems PLC	2.4%
Alphabet, Inc., Class C	2.3%
Sumitomo Mitsui Financial Group, Inc.	2.2%
The Walt Disney Company	2.1%
NAVER Corp.	2.0%
Vallourec SACA	2.0%
Alibaba Group Holding, Ltd.	2.0%
DuPont de Nemours, Inc.	1.9%
Broadcom, Inc.	1.9%
Danske Bank A/S	1.9%

Sector Composition
Financials	13.8%
Materials	13.8%
Industrials	9.1%
Information technology	9.1%
Communication services	8.5%
Consumer discretionary	8.3%
Energy	7.6%
Consumer staples	5.5%
Health care	4.9%
Short-term investments and other	19.4%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4864510

492SA-R6

9/25

11/25

John Hancock Disciplined Value Global Long/Short Fund

John Hancock Diversified Real Assets Fund
Class NAV
Semiannual SHAREHOLDER REPORT | September 30, 2025
This semiannual shareholder report contains important information about the John Hancock Diversified Real Assets Fund (the fund) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Diversified Real Assets Fund (Class NAV)	$47	0.88%
Fund Statistics
Fund net assets	$774,105,174
Total number of portfolio holdings	290
Portfolio turnover rate	25%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Welltower, Inc.	3.4%
Prologis, Inc.	2.9%
Exxon Mobil Corp.	2.7%
Chevron Corp.	2.6%
Shell PLC	2.5%
Canadian Natural Resources, Ltd.	1.9%
Simon Property Group, Inc.	1.8%
Agnico Eagle Mines, Ltd.	1.6%
Equinix, Inc.	1.6%
Digital Realty Trust, Inc.	1.5%

Sector Composition
Energy	34.5%
Real estate	33.5%
Materials	18.0%
Utilities	6.5%
Industrials	2.2%
Financials	1.1%
Information technology	1.0%
Consumer discretionary	1.0%
Communication services	0.8%
Health care	0.6%
Consumer staples	0.1%
Short-term investments and other	0.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

DRASA-NAV

9/25

11/25

John Hancock Diversified Real Assets Fund

John Hancock Fundamental Equity Income Fund
Class A/JHCMX
Semiannual SHAREHOLDER REPORT | September 30, 2025
This semiannual shareholder report contains important information about the John Hancock Fundamental Equity Income Fund (the fund) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Equity Income Fund (Class A/JHCMX)	$58	1.07%
The inception date for Class A shares is 4-4-25.
Fund Statistics
Fund net assets	$6,128,071
Total number of portfolio holdings	59
Portfolio turnover rate	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Comcast Corp., Class A	3.5%
Microsoft Corp.	3.4%
GSK PLC, ADR	3.0%
Cheniere Energy, Inc.	2.9%
Elevance Health, Inc.	2.8%
Suncor Energy, Inc.	2.5%
Becton, Dickinson and Company	2.5%
Alphabet, Inc., Class A	2.4%
Nasdaq, Inc.	2.4%
Oracle Corp.	2.3%

Sector Composition
Health care	19.7%
Financials	16.1%
Information technology	11.3%
Consumer discretionary	11.0%
Energy	7.0%
Consumer staples	7.0%
Industrials	6.9%
Communication services	6.7%
Real estate	5.4%
Materials	2.3%
Short-term investments and other	6.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4873397

490SA-A

9/25

11/25

John Hancock Fundamental Equity Income Fund

John Hancock Fundamental Equity Income Fund
Class C/JHCOX
Semiannual SHAREHOLDER REPORT | September 30, 2025
This semiannual shareholder report contains important information about the John Hancock Fundamental Equity Income Fund (the fund) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Equity Income Fund (Class C/JHCOX)	$98	1.82%
The inception date for Class C shares is 4-4-25.
Fund Statistics
Fund net assets	$6,128,071
Total number of portfolio holdings	59
Portfolio turnover rate	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Comcast Corp., Class A	3.5%
Microsoft Corp.	3.4%
GSK PLC, ADR	3.0%
Cheniere Energy, Inc.	2.9%
Elevance Health, Inc.	2.8%
Suncor Energy, Inc.	2.5%
Becton, Dickinson and Company	2.5%
Alphabet, Inc., Class A	2.4%
Nasdaq, Inc.	2.4%
Oracle Corp.	2.3%

Sector Composition
Health care	19.7%
Financials	16.1%
Information technology	11.3%
Consumer discretionary	11.0%
Energy	7.0%
Consumer staples	7.0%
Industrials	6.9%
Communication services	6.7%
Real estate	5.4%
Materials	2.3%
Short-term investments and other	6.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4873397

490SA-C

9/25

11/25

John Hancock Fundamental Equity Income Fund

John Hancock Fundamental Equity Income Fund
Class I/JHFEX
Semiannual SHAREHOLDER REPORT | September 30, 2025
This semiannual shareholder report contains important information about the John Hancock Fundamental Equity Income Fund (the fund) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Equity Income Fund (Class I/JHFEX)	$43	0.82%
Fund Statistics
Fund net assets	$6,128,071
Total number of portfolio holdings	59
Portfolio turnover rate	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Comcast Corp., Class A	3.5%
Microsoft Corp.	3.4%
GSK PLC, ADR	3.0%
Cheniere Energy, Inc.	2.9%
Elevance Health, Inc.	2.8%
Suncor Energy, Inc.	2.5%
Becton, Dickinson and Company	2.5%
Alphabet, Inc., Class A	2.4%
Nasdaq, Inc.	2.4%
Oracle Corp.	2.3%

Sector Composition
Health care	19.7%
Financials	16.1%
Information technology	11.3%
Consumer discretionary	11.0%
Energy	7.0%
Consumer staples	7.0%
Industrials	6.9%
Communication services	6.7%
Real estate	5.4%
Materials	2.3%
Short-term investments and other	6.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4873397

490SA-I

9/25

11/25

John Hancock Fundamental Equity Income Fund

John Hancock Fundamental Equity Income Fund
Class R6/JHCQX
Semiannual SHAREHOLDER REPORT | September 30, 2025
This semiannual shareholder report contains important information about the John Hancock Fundamental Equity Income Fund (the fund) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Equity Income Fund (Class R6/JHCQX)	$39	0.72%
The inception date for Class R6 shares is 4-4-25.
Fund Statistics
Fund net assets	$6,128,071
Total number of portfolio holdings	59
Portfolio turnover rate	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Comcast Corp., Class A	3.5%
Microsoft Corp.	3.4%
GSK PLC, ADR	3.0%
Cheniere Energy, Inc.	2.9%
Elevance Health, Inc.	2.8%
Suncor Energy, Inc.	2.5%
Becton, Dickinson and Company	2.5%
Alphabet, Inc., Class A	2.4%
Nasdaq, Inc.	2.4%
Oracle Corp.	2.3%

Sector Composition
Health care	19.7%
Financials	16.1%
Information technology	11.3%
Consumer discretionary	11.0%
Energy	7.0%
Consumer staples	7.0%
Industrials	6.9%
Communication services	6.7%
Real estate	5.4%
Materials	2.3%
Short-term investments and other	6.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4873397

490SA-R6

9/25

11/25

John Hancock Fundamental Equity Income Fund

John Hancock Global Climate Action Fund
Class I/JLFSX
Semiannual SHAREHOLDER REPORT | September 30, 2025
This semiannual shareholder report contains important information about the John Hancock Global Climate Action Fund (the fund) for the period of April 1, 2025 to September 30, 2025. You can request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Climate Action Fund (Class I/JLFSX)	$51	0.95%
Fund Statistics
Fund net assets	$6,700,034
Total number of portfolio holdings	41
Portfolio turnover rate	58%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Top Ten Holdings
Microsoft Corp.	8.0%
NVIDIA Corp.	6.2%
Alphabet, Inc., Class A	3.7%
Cencora, Inc.	3.6%
Schneider Electric SE	3.6%
Becton, Dickinson and Company	3.6%
Visa, Inc., Class A	3.5%
London Stock Exchange Group PLC	3.2%
Lowe's Companies, Inc.	3.1%
Brown & Brown, Inc.	3.1%

Sector Composition
Information technology	30.0%
Industrials	21.0%
Financials	13.7%
Health care	11.1%
Consumer discretionary	9.7%
Communication services	5.5%
Consumer staples	5.4%
Materials	3.2%
Short-term investments and other	0.4%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
You can find the following additional information about the fund by contacting us at 800-225-5291:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

491SA-I

9/25

11/25

John Hancock Global Climate Action Fund

John Hancock Mid Cap Growth Fund
Class A/JACJX
Semiannual SHAREHOLDER REPORT | September 30, 2025
This semiannual shareholder report contains important information about the John Hancock Mid Cap Growth Fund (the fund) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Growth Fund (Class A/JACJX)	$64	1.18%
Fund Statistics
Fund net assets	$1,251,749,895
Total number of portfolio holdings	69
Portfolio turnover rate	78%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
ROBLOX Corp., Class A	3.3%
Cloudflare, Inc., Class A	3.2%
Liberty Media Corp.-Liberty Formula One, Series C	3.1%
Howmet Aerospace, Inc.	3.1%
Celestica, Inc.	3.0%
Vertiv Holdings Company, Class A	3.0%
Royal Caribbean Cruises, Ltd.	2.7%
Natera, Inc.	2.7%
Live Nation Entertainment, Inc.	2.5%
DraftKings, Inc., Class A	2.4%

Sector Composition
Information technology	23.1%
Consumer discretionary	20.2%
Industrials	16.2%
Health care	11.5%
Communication services	10.7%
Financials	7.4%
Energy	3.3%
Utilities	3.2%
Real estate	1.3%
Consumer staples	1.0%
Short-term investments and other	2.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4864509

481SA-A

9/25

11/25

John Hancock Mid Cap Growth Fund

John Hancock Mid Cap Growth Fund
Class C/JACLX
Semiannual SHAREHOLDER REPORT | September 30, 2025
This semiannual shareholder report contains important information about the John Hancock Mid Cap Growth Fund (the fund) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Growth Fund (Class C/JACLX)	$105	1.93%
Fund Statistics
Fund net assets	$1,251,749,895
Total number of portfolio holdings	69
Portfolio turnover rate	78%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
ROBLOX Corp., Class A	3.3%
Cloudflare, Inc., Class A	3.2%
Liberty Media Corp.-Liberty Formula One, Series C	3.1%
Howmet Aerospace, Inc.	3.1%
Celestica, Inc.	3.0%
Vertiv Holdings Company, Class A	3.0%
Royal Caribbean Cruises, Ltd.	2.7%
Natera, Inc.	2.7%
Live Nation Entertainment, Inc.	2.5%
DraftKings, Inc., Class A	2.4%

Sector Composition
Information technology	23.1%
Consumer discretionary	20.2%
Industrials	16.2%
Health care	11.5%
Communication services	10.7%
Financials	7.4%
Energy	3.3%
Utilities	3.2%
Real estate	1.3%
Consumer staples	1.0%
Short-term investments and other	2.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4864509

481SA-C

9/25

11/25

John Hancock Mid Cap Growth Fund

John Hancock Mid Cap Growth Fund
Class I/JACBX
Semiannual SHAREHOLDER REPORT | September 30, 2025
This semiannual shareholder report contains important information about the John Hancock Mid Cap Growth Fund (the fund) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Growth Fund (Class I/JACBX)	$51	0.93%
Fund Statistics
Fund net assets	$1,251,749,895
Total number of portfolio holdings	69
Portfolio turnover rate	78%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
ROBLOX Corp., Class A	3.3%
Cloudflare, Inc., Class A	3.2%
Liberty Media Corp.-Liberty Formula One, Series C	3.1%
Howmet Aerospace, Inc.	3.1%
Celestica, Inc.	3.0%
Vertiv Holdings Company, Class A	3.0%
Royal Caribbean Cruises, Ltd.	2.7%
Natera, Inc.	2.7%
Live Nation Entertainment, Inc.	2.5%
DraftKings, Inc., Class A	2.4%

Sector Composition
Information technology	23.1%
Consumer discretionary	20.2%
Industrials	16.2%
Health care	11.5%
Communication services	10.7%
Financials	7.4%
Energy	3.3%
Utilities	3.2%
Real estate	1.3%
Consumer staples	1.0%
Short-term investments and other	2.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4864509

481SA-I

9/25

11/25

John Hancock Mid Cap Growth Fund

John Hancock Mid Cap Growth Fund
Class NAV/JACFX
Semiannual SHAREHOLDER REPORT | September 30, 2025
This semiannual shareholder report contains important information about the John Hancock Mid Cap Growth Fund (the fund) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Growth Fund (Class NAV/JACFX)	$44	0.81%
Fund Statistics
Fund net assets	$1,251,749,895
Total number of portfolio holdings	69
Portfolio turnover rate	78%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
ROBLOX Corp., Class A	3.3%
Cloudflare, Inc., Class A	3.2%
Liberty Media Corp.-Liberty Formula One, Series C	3.1%
Howmet Aerospace, Inc.	3.1%
Celestica, Inc.	3.0%
Vertiv Holdings Company, Class A	3.0%
Royal Caribbean Cruises, Ltd.	2.7%
Natera, Inc.	2.7%
Live Nation Entertainment, Inc.	2.5%
DraftKings, Inc., Class A	2.4%

Sector Composition
Information technology	23.1%
Consumer discretionary	20.2%
Industrials	16.2%
Health care	11.5%
Communication services	10.7%
Financials	7.4%
Energy	3.3%
Utilities	3.2%
Real estate	1.3%
Consumer staples	1.0%
Short-term investments and other	2.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4864509

481SA-NAV

9/25

11/25

John Hancock Mid Cap Growth Fund

John Hancock Mid Cap Growth Fund
Class R6/JACEX
Semiannual SHAREHOLDER REPORT | September 30, 2025
This semiannual shareholder report contains important information about the John Hancock Mid Cap Growth Fund (the fund) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Growth Fund (Class R6/JACEX)	$45	0.82%
Fund Statistics
Fund net assets	$1,251,749,895
Total number of portfolio holdings	69
Portfolio turnover rate	78%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
ROBLOX Corp., Class A	3.3%
Cloudflare, Inc., Class A	3.2%
Liberty Media Corp.-Liberty Formula One, Series C	3.1%
Howmet Aerospace, Inc.	3.1%
Celestica, Inc.	3.0%
Vertiv Holdings Company, Class A	3.0%
Royal Caribbean Cruises, Ltd.	2.7%
Natera, Inc.	2.7%
Live Nation Entertainment, Inc.	2.5%
DraftKings, Inc., Class A	2.4%

Sector Composition
Information technology	23.1%
Consumer discretionary	20.2%
Industrials	16.2%
Health care	11.5%
Communication services	10.7%
Financials	7.4%
Energy	3.3%
Utilities	3.2%
Real estate	1.3%
Consumer staples	1.0%
Short-term investments and other	2.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4864509

481SA-R6

9/25

11/25

John Hancock Mid Cap Growth Fund

ITEM 2. CODE OF ETHICS.

Item is not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Item is not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item is not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Item is not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the six-months ended September 30, 2025 for the following funds:

  John Hancock Disciplined Value Global Long/Short Fund

  John Hancock Diversified Real Assets Fund

  John Hancock Fundamental Equity Income Fund

  John Hancock Global Climate Action Fund

  John Hancock Mid Cap Growth Fund

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Disciplined Value Global Long/Short Fund
Alternative
September 30, 2025

John Hancock
Disciplined Value Global Long/Short Fund

2	Fund’s investments
20	Financial statements
24	Financial highlights
29	Notes to financial statements
43	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND |

Fund’s investments
AS OF 9-30-25 (unaudited)
	Shares	Value
Common stocks 80.2%		$272,298,197
(Cost $235,263,698)
Australia 2.9%		10,018,668
Beetaloo Energy Australia, Ltd. (A)(B)	22,671,611	4,805,178
Rio Tinto, Ltd.	64,633	5,213,490
Bermuda 1.4%		4,738,612
Everest Group, Ltd.	13,530	4,738,612
Brazil 0.8%		2,702,060
Itau Unibanco Holding SA, ADR	368,128	2,702,060
Canada 5.2%		17,645,195
Allied Gold Corp. (A)	54,398	950,607
Cenovus Energy, Inc.	159,346	2,707,289
Methanex Corp.	65,696	2,612,073
New Gold, Inc. (A)	118,463	850,564
Nutrien, Ltd. (B)	93,254	5,474,942
Teck Resources, Ltd., Class B (C)	115,054	5,049,720
China 2.8%		9,389,430
Alibaba Group Holding, Ltd.	294,200	6,579,518
Tongcheng Travel Holdings, Ltd.	951,200	2,809,912
Denmark 2.8%		9,497,133
Danske Bank A/S	148,055	6,324,104
Novo Nordisk A/S, ADR	57,182	3,173,029
France 6.7%		22,693,709
Constellium SE (A)	309,773	4,609,422
Eurazeo SE	50,233	3,321,355
Ipsen SA	13,107	1,759,963
Pernod Ricard SA	29,364	2,890,911
Rexel SA	101,648	3,346,588
Vallourec SACA	354,440	6,765,470
Hong Kong 1.5%		4,997,276
CK Hutchison Holdings, Ltd.	496,500	3,261,995
Prudential PLC	123,951	1,735,281
India 1.4%		4,659,971
HDFC Bank, Ltd., ADR	136,416	4,659,971
Ireland 1.6%		5,333,059
Medtronic PLC	55,996	5,333,059
Italy 1.3%		4,541,073
Saipem SpA	1,568,664	4,541,073
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND	2

	Shares	Value
Japan 8.5%		$28,874,510
Hitachi, Ltd.	100,900	2,673,150
Japan Post Insurance Company, Ltd.	26,700	756,706
Kyocera Corp.	287,600	3,863,529
Resona Holdings, Inc.	211,900	2,160,807
Sony Group Corp.	174,500	5,016,300
Stanley Electric Company, Ltd. (B)	81,700	1,648,004
Sumitomo Mitsui Financial Group, Inc.	268,000	7,539,606
Suzuken Company, Ltd.	58,200	2,287,384
Toyo Suisan Kaisha, Ltd.	41,000	2,929,024
Mexico 1.6%		5,272,916
America Movil SAB de CV, ADR	140,406	2,948,526
Coca-Cola Femsa SAB de CV, ADR	27,971	2,324,390
Namibia 0.1%		342,083
Andrada Mining, Ltd. (A)	8,631,140	342,083
South Korea 4.7%		16,113,678
HD Korea Shipbuilding & Offshore Engineering Company, Ltd.	11,471	3,361,225
KT Corp., ADR (C)	199,252	3,885,414
NAVER Corp.	35,724	6,854,959
Samsung Fire & Marine Insurance Company, Ltd.	6,251	2,012,080
United Kingdom 5.1%		17,444,698
AstraZeneca PLC, ADR	22,089	1,694,668
BAE Systems PLC	290,730	8,092,881
Beazley PLC	29,133	356,296
Endeavour Mining PLC	63,908	2,684,531
Nomad Foods, Ltd. (C)	347,628	4,571,311
SSE PLC	1,919	45,011
United States 31.8%		108,034,126
Abercrombie & Fitch Company, Class A (A)	35,819	3,064,315
Alphabet, Inc., Class C (C)	32,211	7,844,989
Applied Materials, Inc.	18,143	3,714,598
Bank of America Corp. (C)	96,810	4,994,428
Booking Holdings, Inc. (C)	569	3,072,185
Broadcom, Inc.	19,219	6,340,540
Century Aluminum Company (A)	109,159	3,204,908
D.R. Horton, Inc.	10,698	1,812,990
DuPont de Nemours, Inc.	81,451	6,345,033
Enovis Corp. (A)	81,118	2,461,120
Honeywell International, Inc.	18,632	3,922,036
Huntington Bancshares, Inc.	325,960	5,629,329
KBR, Inc.	53,098	2,511,004
Keysight Technologies, Inc. (A)	31,084	5,437,213
3	JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United States (continued)
Lennar Corp., Class A	15,185	$1,913,917
Marathon Petroleum Corp. (C)	11,534	2,223,063
Mativ Holdings, Inc.	177,593	2,008,577
ONEOK, Inc.	37,648	2,747,175
Oracle Corp. (C)	21,547	6,059,878
Perpetua Resources Corp. (A)	115,123	2,328,938
Range Resources Corp.	56,593	2,130,161
Salesforce, Inc.	22,651	5,368,287
Sysco Corp. (C)	70,992	5,845,481
The Mosaic Company (C)	106,254	3,684,889
The Walt Disney Company	63,615	7,283,918
Uber Technologies, Inc. (A)	38,512	3,773,021
VF Corp.	160,231	2,312,133

	Rate (%)	Maturity date		Par value^	Value
Convertible bonds 0.4%					$1,384,708
(Cost $1,438,585)
Namibia 0.4%					1,384,708
Andrada Mining, Ltd. (D)	12.000	12-31-26	GBP	1,100,000	1,384,708

	Yield (%)	Shares	Value
Short-term investments 19.4%			$65,911,214
(Cost $65,911,207)
Short-term funds 19.4%			65,911,214
Fidelity Government Portfolio, Institutional Class	4.0743(E)	64,593,899	64,593,899
John Hancock Collateral Trust (F)	4.0668(E)	131,687	1,317,315

Total investments (Cost $302,613,490) 100.0%	$339,594,119
Other assets and liabilities, net (0.0%)	(159,984)
Total net assets 100.0%	$339,434,135

	Shares	Value
Securities sold short (0.8)%		$(2,687,132)
(Proceeds received $2,051,570)
Japan (0.3)%		(1,037,975)
Fuji Media Holdings, Inc.	(43,900)	(1,037,975)
Sweden (0.5)%		(1,649,157)
Hennes & Mauritz AB, B Shares	(88,220)	(1,649,157)

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
GBP	Pound Sterling

SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND	4

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-25.
(C)	All or a portion of this security is segregated as collateral for certain derivatives and/or securities sold short.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	The rate shown is the annualized seven-day yield as of 9-30-25.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
The fund had the following sector composition as a percentage of net assets on 9-30-25:
Financials	13.8%
Materials	13.8%
Industrials	9.1%
Information technology	9.1%
Communication services	8.5%
Consumer discretionary	8.3%
Energy	7.6%
Consumer staples	5.5%
Health care	4.9%
Short-term investments and other	19.4%
TOTAL	100.0%
5	JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
Exchange-traded	Bank of America Corp.	USD	40.00	Dec 2025	745	74,500	$575,939	$(905,175)
Exchange-traded	Booking Holdings, Inc.	USD	5,400.00	Jan 2026	2	200	87,694	(73,510)
Exchange-traded	Broadcom, Inc.	USD	240.00	Dec 2025	135	13,500	777,358	(1,293,638)
							$1,440,991	$(2,272,323)
SWAPS
Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Aberdeen Group PLC	GBP SONIA Compounded OIS - 0.40%	At Maturity	GBP	571,402	Feb 2026	GSI	—	$(324,986)	$(324,986)
Pay	Acushnet Holdings Corp.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	634,315	Jun 2026	GSI	—	(176,841)	(176,841)
Pay	BlackLine, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	788,576	Jun 2026	GSI	—	(70,524)	(70,524)
Pay	Fastighets AB Balder, B Shares	SEK SIOR Compounded OIS - 1.00%	At Maturity	SEK	7,795,419	Jun 2026	GSI	—	(34,070)	(34,070)
Pay	National Beverage Corp.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	1,368,160	Jun 2026	GSI	—	270,728	270,728
Pay	Nokian Renkaat Oyj	EUR ESTR Compounded OIS - 0.40%	At Maturity	EUR	726,860	Jun 2026	GSI	—	3,978	3,978
Pay	Valmet Oyj	EUR ESTR Compounded OIS - 0.40%	At Maturity	EUR	874,104	Jun 2026	GSI	—	(286,920)	(286,920)
Pay	Bank of Hawaii Corp.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	1,202,045	Jul 2026	GSI	—	(84,616)	(84,616)
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND	6

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Novanta, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	1,145,061	Aug 2026	GSI	—	$311,441	$311,441
Pay	Fubon Financial Holding Company, Ltd.	USD Federal Funds Compounded OIS - 0.50%	At Maturity	USD	1,668,834	Sep 2026	GSI	—	(317,151)	(317,151)
Pay	Sika AG	CHF SARON Compounded OIS - 0.40%	At Maturity	CHF	187,608	Oct 2026	GSI	—	70,028	70,028
Pay	Tesla, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	1,511,057	Oct 2026	GSI	—	(918,857)	(918,857)
Pay	ON Semiconductor Corp.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	1,317,681	Jan 2027	GSI	—	(95,855)	(95,855)
Pay	Floor & Decor Holdings, Inc., Class A	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	406,798	Jan 2027	GSI	—	375	375
Pay	Dr. Ing. h.c. F. Porsche AG	EUR ESTR Compounded OIS - 0.40%	At Maturity	EUR	680,565	May 2027	GSI	—	181,615	181,615
Pay	Carvana Company	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	415,642	May 2027	GSI	—	(415,929)	(415,929)
Pay	EQT AB	SEK SIOR Compounded OIS - 1.00%	At Maturity	SEK	12,317,210	May 2027	GSI	—	(297,179)	(297,179)
Pay	Fastenal Company	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	2,160,323	Jun 2027	GSI	—	(783,064)	(783,064)
Pay	Comet Holding AG	CHF SARON Compounded OIS - 0.40%	At Maturity	CHF	720,211	Jul 2027	GSI	—	316,901	316,901
Pay	Power Integrations, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	1,879,122	Jul 2027	GSI	—	498,347	498,347
Pay	Tractor Supply Company	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	1,513,647	Jul 2027	GSI	—	(131,623)	(131,623)
Pay	Aumovio SE	EUR ESTR Compounded OIS - 0.32%	At Maturity	EUR	245,933	Sep 2027	GSI	—	(8,756)	(8,756)
7	JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Continental AG	EUR ESTR Compounded OIS - 0.32%	At Maturity	EUR	730,492	Sep 2027	GSI	—	$(129,008)	$(129,008)
Pay	Dexcom, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	1,066,398	Sep 2027	GSI	—	3,177	3,177
Pay	Moderna, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	460,537	Sep 2027	GSI	—	206,468	206,468
Pay	Telia Company AB	SEK SIOR Compounded OIS - 1.00%	At Maturity	SEK	18,353,833	Sep 2027	GSI	—	(162,313)	(162,313)
Pay	Church & Dwight Company, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	2,295,509	Sep 2027	GSI	—	404,750	404,750
Pay	Adecco Group AG	CHF SARON Compounded OIS - 0.40%	At Maturity	CHF	471,968	Sep 2027	GSI	—	19,694	19,694
Pay	Commonwealth Bank of Australia	AUD AONIA Compounded OIS - 0.45%	At Maturity	AUD	1,202,965	Sep 2027	GSI	—	(57,970)	(57,970)
Pay	Aozora Bank, Ltd.	JPY TONAR Compounded OIS - 0.45%	At Maturity	JPY	248,045,049	Oct 2027	GSI	—	(83,593)	(83,593)
Pay	Huntsman Corp.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	27,197	Oct 2027	GSI	—	7,997	7,997
Pay	Lattice Semiconductor Corp.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	975,099	Nov 2027	GSI	—	(514,365)	(514,365)
Pay	Dentsu Group, Inc.	JPY TONAR Compounded OIS - 0.45%	At Maturity	JPY	184,331,283	Nov 2027	GSI	—	(224,675)	(224,675)
Pay	Rakuten Group, Inc.	JPY TONAR Compounded OIS - 0.45%	At Maturity	JPY	104,147,107	Dec 2027	GSI	—	(204,166)	(204,166)
Pay	Swiss Re AG	CHF SARON Compounded OIS - 0.40%	At Maturity	CHF	611,281	Jan 2028	GSI	—	(120,595)	(120,595)
Pay	Zurich Insurance Group AG	CHF SARON Compounded OIS - 0.40%	At Maturity	CHF	271,673	Jan 2028	GSI	—	(11,239)	(11,239)
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND	8

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	The Hershey Company	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	1,854,609	Jan 2028	GSI	—	$(245,351)	$(245,351)
Pay	Royal Bank of Canada	CAD CORRA Compounded OIS - 0.35%	At Maturity	CAD	1,717,499	Feb 2028	GSI	—	(335,234)	(335,234)
Pay	Lotus Bakeries NV	EUR ESTR Compounded OIS - 0.40%	At Maturity	EUR	1,031,008	Feb 2028	GSI	—	60,356	60,356
Pay	Cochlear, Ltd.	AUD AONIA Compounded OIS - 0.45%	At Maturity	AUD	1,584,098	Feb 2028	GSI	—	(69,476)	(69,476)
Pay	ICF International, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	594,882	Feb 2028	GSI	—	(80,920)	(80,920)
Pay	WiseTech Global, Ltd.	AUD AONIA Compounded OIS - 0.45%	At Maturity	AUD	997,971	Feb 2028	GSI	—	(25,030)	(25,030)
Pay	Unibail-Rodamco -Westfield	EUR ESTR Compounded OIS - 0.40%	At Maturity	EUR	951,210	Mar 2028	GSI	—	(344,703)	(344,703)
Pay	Choice Hotels International, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	1,525,826	Mar 2028	GSI	—	263,558	263,558
Pay	Dick’s Sporting Goods, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	1,511,336	Mar 2028	GSI	—	(323,667)	(323,667)
Pay	Graphic Packaging Holding Company	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	961,947	Mar 2028	GSI	—	194,212	194,212
Pay	Occidental Petroleum Corp.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	1,016,793	Mar 2028	GSI	—	(219,353)	(219,353)
Pay	Palantir Technologies, Inc., Class A	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	241,688	Mar 2028	GSI	—	(282,894)	(282,894)
Pay	Verbund AG	EUR ESTR Compounded OIS - 0.40%	At Maturity	EUR	1,057,934	Mar 2028	GSI	—	38,713	38,713
Pay	Costco Wholesale Corp.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	1,139,669	Mar 2028	GSI	—	9,476	9,476
9	JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Kikkoman Corp.	JPY TONAR Compounded OIS - 0.45%	At Maturity	JPY	92,291,443	Mar 2028	GSI	—	$47,434	$47,434
Pay	Lasertec Corp.	JPY TONAR Compounded OIS - 0.45%	At Maturity	JPY	23,675,895	Mar 2028	GSI	—	(140,853)	(140,853)
Pay	Rohm Company, Ltd.	JPY TONAR Compounded OIS - 0.45%	At Maturity	JPY	52,124,358	Mar 2028	GSI	—	(363,134)	(363,134)
Pay	Liberty Global, Ltd., Class C	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	919,183	Mar 2028	GSI	—	(11,342)	(11,342)
Pay	Moncler SpA	EUR ESTR Compounded OIS - 0.40%	At Maturity	EUR	695,217	Apr 2028	GSI	—	(5,142)	(5,142)
Pay	Breville Group, Ltd.	AUD AONIA Compounded OIS - 0.45%	At Maturity	AUD	1,667,205	Apr 2028	GSI	—	(111,049)	(111,049)
Pay	McDonald’s Corp.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	1,631,769	Apr 2028	GSI	—	(2,956)	(2,956)
Pay	Sumitomo Heavy Industries, Ltd.	JPY TONAR Compounded OIS - 0.45%	At Maturity	JPY	139,097,635	Apr 2028	GSI	—	(200,402)	(200,402)
Pay	Dollar General Corp.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	977,706	May 2028	GSI	—	(104,690)	(104,690)
Pay	Cathay Financial Holding Company, Ltd.	USD Federal Funds Compounded OIS - 1.25%	At Maturity	USD	441,407	May 2028	GSI	—	(103,384)	(103,384)
Pay	Ecopro Company, Ltd.	USD Federal Funds Compounded OIS - 0.38%	At Maturity	USD	781,679	May 2028	GSI	—	(33,575)	(33,575)
Pay	TS Financial Holding Company, Ltd.	USD Federal Funds Compounded OIS - 0.50%	At Maturity	USD	1,050,631	May 2028	GSI	—	(426,471)	(426,471)
Pay	TS Financial Holding Company, Ltd.	USD Federal Funds Compounded OIS - 0.50%	At Maturity	USD	273,602	May 2028	GSI	—	86,776	86,776
Pay	Kadant, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	1,664,901	Jun 2028	GSI	—	201,193	201,193
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND	10

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	KION Group AG	EUR ESTR Compounded OIS - 0.40%	At Maturity	EUR	1,166,316	Jun 2028	GSI	—	$(449,726)	$(449,726)
Pay	Kellanova	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	1,691,581	Jun 2028	GSI	—	(79,422)	(79,422)
Pay	Workday, Inc., Class A	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	1,479,595	Aug 2028	GSI	—	(114,138)	(114,138)
Pay	Moelis & Company, Class A	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	327,911	Aug 2028	GSI	—	231	231
Pay	Lifenet Insurance Company	JPY TONAR Compounded OIS - 0.45%	At Maturity	JPY	173,793,472	Sep 2028	GSI	—	132,628	132,628
Pay	Metso Corp.	EUR ESTR Compounded OIS - 0.40%	At Maturity	EUR	1,279,600	Sep 2028	GSI	—	(106,911)	(106,911)
Pay	goeasy, Ltd.	CAD CORRA Compounded OIS - 0.35%	At Maturity	CAD	1,822,514	Sep 2028	GSI	—	131,479	131,479
Pay	Grindr, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	1,209,132	Sep 2028	GSI	—	89,090	89,090
Pay	Treasury Wine Estates, Ltd.	AUD AONIA Compounded OIS - 0.45%	At Maturity	AUD	1,815,714	Sep 2028	GSI	—	25,794	25,794
Pay	Occidental Petroleum Corp.	USD SOFR Compounded OIS - 0.50%	At Maturity	USD	876,466	Mar 2028	HSBC	—	32,651	32,651
Pay	Moelis & Company, Class A	USD SOFR Compounded OIS - 0.05%	At Maturity	USD	366,966	Apr 2028	HSBC	—	(69,686)	(69,686)
Pay	Trex Company, Inc.	USD SOFR Compounded OIS - 0.05%	At Maturity	USD	977,194	Apr 2028	HSBC	—	105,602	105,602
Pay	The Blackstone Group, Inc.	USD SOFR Compounded OIS - 0.05%	At Maturity	USD	1,282,714	May 2028	HSBC	—	(229,439)	(229,439)
Pay	Jack Henry & Associates, Inc.	USD SOFR Compounded OIS - 0.05%	At Maturity	USD	1,337,340	Aug 2028	HSBC	—	112,593	112,593
Pay	Beiersdorf AG	EUR ESTR Compounded OIS - 0.40%	At Maturity	EUR	1,140,775	Sep 2028	HSBC	—	123,736	123,736
11	JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Tetra Tech, Inc.	USD SOFR Compounded OIS - 0.05%	At Maturity	USD	1,383,143	Sep 2028	HSBC	—	$32,754	$32,754
Pay	BASF SE	EUR ESTR Compounded OIS - 0.40%	At Maturity	EUR	1,030,910	Sep 2028	HSBC	—	(4,378)	(4,378)
Pay	EMS-Chemie Holding AG	CHF SARON Compounded OIS - 0.35%	At Maturity	CHF	1,367,888	Sep 2028	HSBC	—	2,510	2,510
Pay	Shimano, Inc.	JPY TONAR Compounded OIS - 0.43%	At Maturity	JPY	184,773,052	Sep 2028	HSBC	—	(13,427)	(13,427)
Pay	SoftBank Group Corp.	JPY TONAR Compounded OIS - 0.43%	At Maturity	JPY	156,773,954	Sep 2028	HSBC	—	(26,313)	(26,313)
Pay	Acushnet Holdings Corp.	USD OBFR - 0.25%	At Maturity	USD	613,115	Apr 2028	JPM	—	(192,245)	(192,245)
Pay	Bank of Hawaii Corp.	USD OBFR - 0.25%	At Maturity	USD	11,868	Apr 2028	JPM	—	(1,024)	(1,024)
Pay	BlackLine, Inc.	USD OBFR - 0.25%	At Maturity	USD	185,235	Apr 2028	JPM	—	(37,030)	(37,030)
Pay	Carvana Company	USD OBFR - 0.25%	At Maturity	USD	150,440	Apr 2028	JPM	—	(192,765)	(192,765)
Pay	Choice Hotels International, Inc.	USD OBFR - 0.25%	At Maturity	USD	373,541	Apr 2028	JPM	—	50,217	50,217
Pay	Church & Dwight Company, Inc.	USD OBFR - 0.25%	At Maturity	USD	593,004	Apr 2028	JPM	—	101,683	101,683
Pay	Costco Wholesale Corp.	USD OBFR - 0.25%	At Maturity	USD	288,689	Apr 2028	JPM	—	(2,634)	(2,634)
Pay	Dexcom, Inc.	USD OBFR - 0.25%	At Maturity	USD	245,932	Apr 2028	JPM	—	(29,611)	(29,611)
Pay	Dick’s Sporting Goods, Inc.	USD OBFR - 0.25%	At Maturity	USD	242,777	Apr 2028	JPM	—	(54,052)	(54,052)
Pay	Fastenal Company	USD OBFR - 0.25%	At Maturity	USD	569,259	Apr 2028	JPM	—	(185,149)	(185,149)
Pay	Floor & Decor Holdings, Inc., Class A	USD OBFR - 0.25%	At Maturity	USD	478,780	Apr 2028	JPM	—	26,042	26,042
Pay	Graphic Packaging Holding Company	USD OBFR - 0.25%	At Maturity	USD	289,080	Apr 2028	JPM	—	62,299	62,299
Pay	Huntsman Corp.	USD OBFR - 0.25%	At Maturity	USD	732,591	Apr 2028	JPM	—	227,467	227,467
Pay	Lattice Semiconductor Corp.	USD OBFR - 0.25%	At Maturity	USD	139,600	Apr 2028	JPM	—	(119,309)	(119,309)
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND	12

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Liberty Global, Ltd., Class C	USD OBFR - 0.25%	At Maturity	USD	218,544	Apr 2028	JPM	—	$(20,733)	$(20,733)
Pay	Moderna, Inc.	USD OBFR - 0.25%	At Maturity	USD	66,197	Apr 2028	JPM	—	(1,684)	(1,684)
Pay	National Beverage Corp.	USD OBFR - 0.25%	At Maturity	USD	332,493	Apr 2028	JPM	—	46,050	46,050
Pay	Novanta, Inc.	USD OBFR - 0.25%	At Maturity	USD	238,525	Apr 2028	JPM	—	10,901	10,901
Pay	Occidental Petroleum Corp.	USD OBFR - 0.25%	At Maturity	USD	1,228,340	Apr 2028	JPM	—	(298,258)	(298,258)
Pay	ON Semiconductor Corp.	USD OBFR - 0.25%	At Maturity	USD	49,377	Apr 2028	JPM	—	(22,259)	(22,259)
Pay	Palantir Technologies, Inc., Class A	USD OBFR - 0.25%	At Maturity	USD	91,869	Apr 2028	JPM	—	(133,042)	(133,042)
Pay	Power Integrations, Inc.	USD OBFR - 0.25%	At Maturity	USD	390,490	Apr 2028	JPM	—	29,964	29,964
Pay	Royal Bank of Canada	CAD CORRA Compounded OIS - 0.30%	At Maturity	CAD	423,535	Apr 2028	JPM	—	(97,125)	(97,125)
Pay	Tesla, Inc.	USD OBFR - 0.25%	At Maturity	USD	95,143	Apr 2028	JPM	—	(79,974)	(79,974)
Pay	The Hershey Company	USD OBFR - 0.25%	At Maturity	USD	308,243	Apr 2028	JPM	—	(51,089)	(51,089)
Pay	Tractor Supply Company	USD OBFR - 0.25%	At Maturity	USD	388,285	Apr 2028	JPM	—	(35,012)	(35,012)
Pay	Aberdeen Group PLC	GBP SONIA Compounded OIS - 0.30%	At Maturity	GBP	392,239	Apr 2028	JPM	—	(102,984)	(102,984)
Pay	Adecco Group AG	CHF SARON Compounded OIS - 0.30%	At Maturity	CHF	423,315	Apr 2028	JPM	—	26,906	26,906
Pay	Cochlear, Ltd.	AUD AONIA Compounded OIS - 0.75%	At Maturity	AUD	402,180	Apr 2028	JPM	—	(19,490)	(19,490)
Pay	Comet Holding AG	CHF SARON Compounded OIS - 0.30%	At Maturity	CHF	252,925	Apr 2028	JPM	—	(9,458)	(9,458)
Pay	Dentsu Group, Inc.	JPY TONAR Compounded OIS - 0.35%	At Maturity	JPY	25,271,098	Apr 2028	JPM	—	(8,096)	(8,096)
Pay	Dr. Ing. h.c. F. Porsche AG	EUR ESTR Compounded OIS - 0.30%	At Maturity	EUR	569,798	Apr 2028	JPM	—	5,226	5,226
Pay	Fastighets AB Balder, B Shares	SEK SIOR Compounded OIS - 0.30%	At Maturity	SEK	2,003,993	Apr 2028	JPM	—	(7,593)	(7,593)
13	JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Fuji Media Holdings, Inc.	JPY TONAR Compounded OIS - 0.35%	At Maturity	JPY	31,579,579	Apr 2028	JPM	—	$(50,951)	$(50,951)
Pay	Kikkoman Corp.	JPY TONAR Compounded OIS - 0.35%	At Maturity	JPY	40,295,274	Apr 2028	JPM	—	27,528	27,528
Pay	Lasertec Corp.	JPY TONAR Compounded OIS - 0.35%	At Maturity	JPY	82,364,284	Apr 2028	JPM	—	(236,444)	(236,444)
Pay	Lotus Bakeries NV	EUR ESTR Compounded OIS - 0.30%	At Maturity	EUR	247,306	Apr 2028	JPM	—	(4,411)	(4,411)
Pay	Nokian Renkaat Oyj	EUR ESTR Compounded OIS - 0.30%	At Maturity	EUR	133,382	Apr 2028	JPM	—	(40,394)	(40,394)
Pay	Rakuten Group, Inc.	JPY TONAR Compounded OIS - 0.35%	At Maturity	JPY	49,849,201	Apr 2028	JPM	—	(69,463)	(69,463)
Pay	Sika AG	CHF SARON Compounded OIS - 0.30%	At Maturity	CHF	715,304	Apr 2028	JPM	—	(7,828)	(7,828)
Pay	Swiss Re AG	CHF SARON Compounded OIS - 0.30%	At Maturity	CHF	355,381	Apr 2028	JPM	—	(48,521)	(48,521)
Pay	Telia Company AB	SEK SIOR Compounded OIS - 0.30%	At Maturity	SEK	4,861,407	Apr 2028	JPM	—	(18,046)	(18,046)
Pay	Unibail-Rodamco -Westfield	EUR ESTR Compounded OIS - 0.30%	At Maturity	EUR	230,585	Apr 2028	JPM	—	(101,059)	(101,059)
Pay	Verbund AG	EUR ESTR Compounded OIS - 0.30%	At Maturity	EUR	261,245	Apr 2028	JPM	—	(31)	(31)
Pay	WiseTech Global, Ltd.	AUD AONIA Compounded OIS - 0.33%	At Maturity	AUD	989,117	Apr 2028	JPM	—	18,364	18,364
Pay	Zurich Insurance Group AG	CHF SARON Compounded OIS - 0.30%	At Maturity	CHF	674,885	Apr 2028	JPM	—	(46,728)	(46,728)
Pay	Lennox International, Inc.	USD OBFR - 0.25%	At Maturity	USD	1,233,258	Apr 2028	JPM	—	2,044	2,044
Pay	PBF Energy, Inc., Class A	USD OBFR - 0.25%	At Maturity	USD	871,776	Apr 2028	JPM	—	(364,802)	(364,802)
Pay	Kawasaki Kisen Kaisha, Ltd.	JPY TONAR Compounded OIS - 0.35%	At Maturity	JPY	157,767,656	May 2028	JPM	—	(154,010)	(154,010)
Pay	Mitsui OSK Lines, Ltd.	JPY TONAR Compounded OIS - 0.35%	At Maturity	JPY	183,947,549	May 2028	JPM	—	28,396	28,396
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND	14

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Muenchener Rueckversicherungs -Gesellschaft AG	EUR ESTR Compounded OIS - 0.30%	At Maturity	EUR	1,417,164	Aug 2028	JPM	—	$108,138	$108,138
Pay	Melexis NV	EUR ESTR Compounded OIS - 0.30%	At Maturity	EUR	1,837,552	Aug 2028	JPM	—	(38,697)	(38,697)
Pay	Schroders PLC	GBP SONIA Compounded OIS - 0.30%	At Maturity	GBP	373,408	Aug 2028	JPM	—	15,325	15,325
Pay	Veolia Environnement SA	EUR ESTR Compounded OIS - 0.30%	At Maturity	EUR	1,291,516	Aug 2028	JPM	—	(18,175)	(18,175)
Pay	Alstom SA	EUR ESTR Compounded OIS - 0.30%	At Maturity	EUR	994,935	Aug 2028	JPM	—	(101,580)	(101,580)
Pay	KION Group AG	EUR ESTR Compounded OIS - 0.30%	At Maturity	EUR	286,276	Aug 2028	JPM	—	(6,436)	(6,436)
Pay	Aroundtown SA	EUR ESTR Compounded OIS - 0.30%	At Maturity	EUR	425,582	Sep 2028	JPM	—	(16,028)	(16,028)
Pay	Akzo Nobel NV	EUR ESTR Compounded OIS - 0.30%	At Maturity	EUR	1,033,318	Sep 2028	JPM	—	7,554	7,554
Pay	Husqvarna AB, B Shares	SEK SIOR Compounded OIS - 0.30%	At Maturity	SEK	11,334,504	Sep 2028	JPM	—	(39,786)	(39,786)
Pay	ROCKWOOL A/S, B Shares	DEK DESTR Compounded OIS - 0.30%	At Maturity	DKK	2,517,132	Sep 2028	JPM	—	(3,662)	(3,662)
Pay	SKF AB, B Shares	SEK SIOR Compounded OIS - 0.30%	At Maturity	SEK	5,596,545	Sep 2028	JPM	—	(10,163)	(10,163)
Pay	Metso Corp.	EUR ESTR Compounded OIS - 0.30%	At Maturity	EUR	840,307	Sep 2028	JPM	—	630	630
Pay	Antofagasta PLC	GBP SONIA Compounded OIS - 0.30%	At Maturity	GBP	911,620	Oct 2028	JPM	—	13,646	13,646
Pay	Aberdeen Group PLC	GBP SONIA Compounded OIS - 0.25%	At Maturity	GBP	57,181	Jan 2026	MSI	—	(18,219)	(18,219)
Pay	Novanta, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	54,259	Jan 2026	MSI	—	23,990	23,990
Pay	Adecco Group AG	CHF SARON Compounded OIS + 0.35%	At Maturity	CHF	47,569	Jun 2026	MSI	—	15,274	15,274
15	JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Sika AG	CHF SARON Compounded OIS - 0.45%	At Maturity	CHF	658,254	Jun 2026	MSI	—	$84,293	$84,293
Pay	Commonwealth Bank of Australia	AUD AONIA Compounded OIS - 0.55%	At Maturity	AUD	1,713,586	Sep 2027	MSI	—	(180,170)	(180,170)
Pay	Palantir Technologies, Inc., Class A	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	156,520	Jan 2028	MSI	—	(201,765)	(201,765)
Pay	Kikkoman Corp.	JPY TONAR Compounded OIS - 0.45%	At Maturity	JPY	73,110,861	Feb 2028	MSI	—	96,535	96,535
Pay	Comet Holding AG	CHF SARON Compounded OIS + 0.35%	At Maturity	CHF	547,752	Apr 2028	MSI	—	(14,742)	(14,742)
Pay	Lemonade, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	213,011	Apr 2028	MSI	—	(205,518)	(205,518)
Pay	Nokian Renkaat Oyj	EUR ESTR Compounded OIS - 0.40%	At Maturity	EUR	713,168	Apr 2028	MSI	—	(80,068)	(80,068)
Pay	Swiss Re AG	CHF SARON Compounded OIS + 0.35%	At Maturity	CHF	760,411	Apr 2028	MSI	—	(74,563)	(74,563)
Pay	Zurich Insurance Group AG	CHF SARON Compounded OIS + 0.35%	At Maturity	CHF	1,438,192	Apr 2028	MSI	—	(39,374)	(39,374)
Pay	Aozora Bank, Ltd.	JPY TONAR Compounded OIS - 0.45%	At Maturity	JPY	143,419,460	Apr 2028	MSI	—	(371,990)	(371,990)
Pay	Caris Life Sciences, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	846,987	Jun 2028	MSI	—	(131,521)	(131,521)
Pay	Sartorius Stedim Biotech	EUR ESTR Compounded OIS - 0.33%	At Maturity	EUR	1,173,865	Jul 2028	UBS	—	124,815	124,815
Pay	KION Group AG	EUR ESTR Compounded OIS - 0.33%	At Maturity	EUR	283,373	Aug 2028	UBS	—	10,702	10,702
Pay	Schroders PLC	GBP SONIA Compounded OIS - 0.30%	At Maturity	GBP	976,401	Aug 2028	UBS	—	50,494	50,494
Pay	Boliden AB	SEK SIOR Compounded OIS - 0.33%	At Maturity	SEK	8,186,706	Aug 2028	UBS	—	(180,351)	(180,351)
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND	16

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Adecco Group AG	CHF SARON Compounded OIS - 0.30%	At Maturity	CHF	265,186	Aug 2028	UBS	—	$44,037	$44,037
Pay	Aroundtown SA	EUR ESTR Compounded OIS - 0.33%	At Maturity	EUR	859,984	Aug 2028	UBS	—	(5,973)	(5,973)
Pay	ROCKWOOL A/S, B Shares	DEK DESTR Compounded OIS - 0.33%	At Maturity	DKK	8,494,467	Sep 2028	UBS	—	15,443	15,443
Pay	SKF AB, B Shares	SEK SIOR Compounded OIS - 0.33%	At Maturity	SEK	10,884,508	Sep 2028	UBS	—	19,064	19,064
Pay	Unibail-Rodamco -Westfield	EUR ESTR Compounded OIS - 0.33%	At Maturity	EUR	715,020	Sep 2028	UBS	—	(30,712)	(30,712)
Pay	Ashtead Group PLC	GBP SONIA Compounded OIS - 0.30%	At Maturity	GBP	1,448,561	Sep 2028	UBS	—	38,370	38,370
Receive	Babcock International Group PLC	GBP SONIA Compounded OIS + 0.43%	At Maturity	GBP	2,057,904	Mar 2028	GSI	—	2,538,980	2,538,980
Receive	SPIE SA	EUR ESTR Compounded OIS + 0.40%	At Maturity	EUR	571,469	Mar 2028	GSI	—	155,020	155,020
Receive	Capgemini SE	EUR ESTR Compounded OIS + 0.40%	At Maturity	EUR	763,685	Apr 2028	GSI	—	38,506	38,506
Receive	IMCD NV	EUR ESTR Compounded OIS + 0.30%	At Maturity	EUR	1,475,857	Sep 2028	HSBC	—	(87,149)	(87,149)
Receive	Hiscox, Ltd.	GBP SONIA Compounded OIS + 0.40%	At Maturity	GBP	4,530,804	Apr 2028	JPM	—	1,244,302	1,244,302
Receive	The Weir Group PLC	GBP SONIA Compounded OIS + 0.40%	At Maturity	GBP	4,995,900	Apr 2028	JPM	—	1,472,316	1,472,316
Receive	Hikma Pharmaceuticals PLC	GBP SONIA Compounded OIS + 0.40%	At Maturity	GBP	4,598,689	May 2028	JPM	—	(785,670)	(785,670)
Receive	Samsung Electronics Company, Ltd.	USD OBFR + 0.50%	At Maturity	USD	7,929,785	Jun 2028	JPM	—	2,106,721	2,106,721
Receive	SK, Inc.	USD OBFR + 0.50%	At Maturity	USD	2,573,284	Jun 2028	JPM	—	61,714	61,714
Receive	Heineken NV	EUR ESTR Compounded OIS + 0.40%	At Maturity	EUR	5,009,468	Dec 2027	MSI	—	(578,170)	(578,170)
17	JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Bureau Veritas SA	EUR ESTR Compounded OIS + 0.33%	At Maturity	EUR	4,297,423	Jul 2028	UBS	—	$(243,845)	$(243,845)
Receive	Fuji Electric Company, Ltd.	JPY TONAR Compounded OIS + 0.30%	At Maturity	JPY	245,774,150	Jul 2028	UBS	—	777,812	777,812
Receive	Capgemini SE	EUR ESTR Compounded OIS + 0.33%	At Maturity	EUR	1,989,834	Jul 2028	UBS	—	(113,746)	(113,746)
Receive	Diageo PLC	GBP SONIA Compounded OIS + 0.33%	At Maturity	GBP	3,882,104	Sep 2028	UBS	—	(684,483)	(684,483)
								—	$(3,370,168)	$(3,370,168)
* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.
Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
SEK	Swedish Krona
USD	U.S. Dollar

Derivatives Abbreviations
AONIA	Reserve Bank of Australia Interbank Overnight Cash Rate
CORRA	Canadian Overnight Repo Rate Average
DESTR	Denmark Short-Term Rate
ESTR	Euro Short-Term Rate
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
JPM	JPMorgan Chase Bank, N.A.
MSI	Morgan Stanley & Co. International PLC
OBFR	Overnight Bank Funding Rate
OIS	Overnight Index Swap
OTC	Over-the-counter
SARON	Swiss Average Rate Overnight
SIOR	Stockholm Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND	18

SONIA	Sterling Overnight Interbank Average Rate
TONAR	Tokyo Overnight Average Rate
UBS	UBS AG
At 9-30-25, the aggregate cost of investments for federal income tax purposes was $303,472,972. Net unrealized appreciation aggregated to $27,791,524, of which $38,511,368 related to gross unrealized appreciation and $10,719,844 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
19	JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 9-30-25 (unaudited)

Assets
Unaffiliated investments, at value (Cost $301,296,182) including $1,267,534 of securities loaned	$338,276,804
Affiliated investments, at value (Cost $1,317,308)	1,317,315
Total investments, at value (Cost $302,613,490)	339,594,119
Swap contracts, at value	13,713,053
Foreign currency, at value (Cost $10,313,648)	10,430,012
Collateral segregated at custodian for OTC derivative contracts	4,640,000
Collateral at prime broker	2,100,138
Dividends and interest receivable	1,245,138
Receivable for fund shares sold	420,267
Receivable for investments sold	1,971,923
Receivable for securities lending income	1,379
Receivable from affiliates	1,104
Other assets	104,379
Total assets	374,221,512
Liabilities
Written options, at value (Premiums received $1,440,991)	2,272,323
Swap contracts, at value	17,083,221
Securities sold short, at value (Proceeds received $2,051,570)	2,687,132
Due to custodian	56,005
Payable for investments purchased	1,072,187
Payable for fund shares repurchased	9,984,876
Payable upon return of securities loaned	1,316,170
Payable to affiliates
Accounting and legal services fees	2,483
Transfer agent fees	21,154
Trustees’ fees	290
Other liabilities and accrued expenses	291,536
Total liabilities	34,787,377
Net assets	$339,434,135
Net assets consist of
Paid-in capital	$282,215,067
Total distributable earnings (loss)	57,219,068
Net assets	$339,434,135
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value Global Long/Short Fund	20

STATEMENT OF ASSETS AND LIABILITIES 9-30-25 (unaudited)  (continued)

Net asset value per share

Class A ($30,373,201 ÷ 1,783,655 shares)[1]	$17.03
Class C ($1,027,813 ÷ 60,735 shares)[1]	$16.92
Class I ($213,465,863 ÷ 12,260,367 shares)	$17.41
Class R6 ($12,382,981 ÷ 725,628 shares)	$17.07
Class NAV ($82,184,277 ÷ 4,818,939 shares)	$17.05
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$17.93

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
21	JOHN HANCOCK Disciplined Value Global Long/Short Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the six months ended 9-30-25 (unaudited)

Investment income
Dividends	$5,741,249
Interest	126,550
Securities lending	106,307
Less foreign taxes withheld	(342,161)
Total investment income	5,631,945
Expenses
Investment management fees	2,299,101
Distribution and service fees	36,767
Accounting and legal services fees	25,038
Transfer agent fees	121,655
Trustees’ fees	2,154
Custodian fees	43,723
State registration fees	56,865
Printing and postage	31,035
Professional fees	119,086
Dividends on investment sold short	38,189
Other	24,816
Total expenses	2,798,429
Less expense reductions	(63,039)
Net expenses	2,735,390
Net investment income	2,896,555
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	21,090,989
Affiliated investments	1,162
Securities sold short	212,092
Written options	(522,919)
Swap contracts	2,122,954
22,904,278
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	42,218,185
Affiliated investments	30
Securities sold short	(707,638)
Written options	(1,108,838)
Swap contracts	(5,656,753)
34,744,986
Net realized and unrealized gain	57,649,264
Increase in net assets from operations	$60,545,819
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value Global Long/Short Fund	22

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 9-30-25 (unaudited)	Period ended 3-31-25[1]	Year ended 8-31-24[2]
Increase (decrease) in net assets
From operations
Net investment income	$2,896,555	$330,418	$1,760,117
Net realized gain	22,904,278	4,611,464	18,083,483
Change in net unrealized appreciation (depreciation)	34,744,986	(7,848,396)	6,255,130
Increase (decrease) in net assets resulting from operations	60,545,819	(2,906,514)	26,098,730
Distributions to shareholders
From earnings
Class A	—	(1,663,308)	(124,802)
Class C	—	(1,761)	—
Class I	—	(20,280,226)	(2,188,902)
Class R6	—	(2,599)	—
Total distributions	—	(21,947,894)	(2,313,704)
From fund share transactions
Fund share transactions	(57,733,272)	(27,626,267)	563,819
Issued in reorganization	210,453,890	—	—
From fund share transactions	152,720,618	(27,626,267)	563,819
Total increase (decrease)	213,266,437	(52,480,675)	24,348,845
Net assets
Beginning of period	126,167,698	178,648,373	154,299,528
End of period	$339,434,135	$126,167,698	$178,648,373

[1]	For the seven-month period ended 3-31-2025. The fiscal year end of the Predecessor Fund was August 31.
[2]	Audited by previous independent registered public accounting firm.
23	JOHN HANCOCK Disciplined Value Global Long/Short Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	9-30-25[1]	3-31-25[2,3]	8-31-24[4]	8-31-23[4]	8-31-22[4]	8-31-21[4]	8-31-20[4]
Per share operating performance
Net asset value, beginning of period	$14.53	$16.72	$14.48	$13.43	$12.01	$9.61	$10.61
Net investment income (loss)[5]	0.12	0.03	0.14	0.15	0.01	(0.03)	(0.02)
Net realized and unrealized gain (loss) on investments	2.38	(0.07)	2.30	1.20	1.41	2.43	(0.88)
Total from investment operations	2.50	(0.04)	2.44	1.35	1.42	2.40	(0.90)
Less distributions
From net investment income	—	(0.20)	(0.20)	(0.30)	—	—	(0.10)
From net realized gain	—	(1.95)	—	—	—	—	—
Total distributions	—	(2.15)	(0.20)	(0.30)	—	—	(0.10)
Net asset value, end of period	$17.03	$14.53	$16.72	$14.48	$13.43	$12.01	$9.61
Total return (%)[6,7]	16.98[8]	0.09	17.02	10.16	11.82	24.97	(8.55)
Ratios and supplemental data
Net assets, end of period (in millions)	$30	$12	$14	$9	$6	$5	$6
Ratios (as a percentage of average net assets):
Expenses before reductions	1.96[9]	2.32[10]	2.03	2.64	2.81	2.54	2.71
Expenses including reductions	1.92[9,11]	1.95[10,11]	2.03[11]	2.64[11]	2.81[11]	2.54[11]	2.71[11]
Net investment income (loss)	1.49[9]	0.35[9]	0.84	1.09	0.09	(0.32)	(0.18)
Portfolio turnover (%)	135	125	198	172	161	102	125

[1]	Six months ended 9-30-25. Unaudited.
[2]	After the close of business on 10-18-24, holders of Investor Class Shares of the former Boston Partners Global Long/Short Fund (the Predecessor Fund) became owners of an equal number of full and fractional Class A shares of the John Hancock Disciplined Value Global Long/Short Fund. These shares were first offered on 10-21-24. Additionally, the accounting and performance history of the Investor Class Shares of the Predecessor Fund was redesignated as that of John Hancock Disciplined Value Global Long/Short Fund Class A.
[3]	For the seven-month period ended 3-31-2025. The fiscal year end of the Predecessor Fund was August 31.
[4]	Audited by previous independent registered public accounting firm.
[5]	Based on average daily shares outstanding.
[6]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[7]	Does not reflect the effect of sales charges, if any.
[8]	Not annualized.
[9]	Annualized.
[10]	Annualized. Certain expenses are presented unannualized.
[11]	Expenses including reductions excluding dividend and interest expense were 1.90%, 1.95%, 2.03%, 2.05%, 2.06%, 2.08% and 2.00% for the periods ended 9-30-25, 3-31-25, 8-31-24, 8-31-23, 8-31-22, 8-31-21 and 8-31-20, respectively.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value Global Long/Short Fund	24

CLASS C SHARES Period ended	9-30-25[1]	3-31-25[2]
Per share operating performance
Net asset value, beginning of period	$14.50	$15.12
Net investment income (loss)[3]	0.06	(0.05)
Net realized and unrealized gain (loss) on investments	2.36	(0.04)
Total from investment operations	2.42	(0.09)
Less distributions
From net investment income	—	(0.05)
From net realized gain	—	(0.48)
Total distributions	—	(0.53)
Net asset value, end of period	$16.92	$14.50
Total return (%)[4,5]	16.53[6]	(0.15)
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.73[8]	3.06[9]
Expenses including reductions	2.69[8,10]	2.70[9]
Net investment income (loss)	0.72[8]	(0.80)[8]
Portfolio turnover (%)	135	125

[1]	Six months ended 9-30-25. Unaudited.
[2]	The inception date for Class C shares is 10-21-24.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Annualized. Certain expenses are presented unannualized.
[10]	Expenses including reductions excluding dividend expense were 2.67% for the period ended 9-30-25.
25	JOHN HANCOCK Disciplined Value Global Long/Short Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	9-30-25[1]	3-31-25[2,3]	8-31-24[4]	8-31-23[4]	8-31-22[4]	8-31-21[4]	8-31-20[4]
Per share operating performance
Net asset value, beginning of period	$14.84	$17.05	$14.74	$13.65	$12.18	$9.72	$10.74
Net investment income (loss)[5]	0.14	0.04	0.17	0.19	0.05	(0.01)	0.01
Net realized and unrealized gain (loss) on investments	2.43	(0.07)	2.36	1.22	1.42	2.48	(0.89)
Total from investment operations	2.57	(0.03)	2.53	1.41	1.47	2.47	(0.88)
Less distributions
From net investment income	—	(0.23)	(0.22)	(0.32)	—	(0.01)	(0.14)
From net realized gain	—	(1.95)	—	—	—	—	—
Total distributions	—	(2.18)	(0.22)	(0.32)	—	(0.01)	(0.14)
Net asset value, end of period	$17.41	$14.84	$17.05	$14.74	$13.65	$12.18	$9.72
Total return (%)[6]	17.16[7]	0.18	17.38	10.38	12.07	25.39	(8.30)
Ratios and supplemental data
Net assets, end of period (in millions)	$213	$114	$165	$145	$115	$103	$131
Ratios (as a percentage of average net assets):
Expenses before reductions	1.71[8]	2.07[9]	1.78	2.39	2.56	2.29	2.46
Expenses including reductions	1.67[8,10]	1.70[9,10]	1.78[10]	2.39[10]	2.56[10]	2.29[10]	2.46[10]
Net investment income (loss)	1.74[8]	0.36[8]	1.09	1.34	0.34	(0.07)	0.07
Portfolio turnover (%)	135	125	198	172	161	102	125

[1]	Six months ended 9-30-25. Unaudited.
[2]	For the seven-month period ended 3-31-2025. The fiscal year end of the Predecessor Fund was August 31.
[3]	After the close of business on 10-18-24, holders of Institutional Class Shares of the former Boston Partners Global Long/Short Fund (the Predecessor Fund) became owners of an equal number of full and fractional Class I shares of the John Hancock Disciplined Value Global Long/Short Fund. These shares were first offered on 10-21-24. Additionally, the accounting and performance history of the Institutional Class Shares of the Predecessor Fund was redesignated as that of John Hancock Global Long/Short Fund Class I.
[4]	Audited by previous independent registered public accounting firm.
[5]	Based on average daily shares outstanding.
[6]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[7]	Not annualized.
[8]	Annualized.
[9]	Annualized. Certain expenses are presented unannualized.
[10]	Expenses including reductions excluding dividend and interest expense were 1.65%, 1.70%,1.78%, 1.80%, 1.81%, 1.83% and 1.75% for the periods ended 9-30-25, 3-31-25, 8-31-24, 8-31-23, 8-31-22, 8-31-21 and 8-31-20, respectively.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value Global Long/Short Fund	26

CLASS R6 SHARES Period ended	9-30-25[1]	3-31-25
Per share operating performance
Net asset value, beginning of period	$14.54	$15.12
Net investment income[3]	0.14	0.02
Net realized and unrealized gain (loss) on investments	2.39	(0.04)
Total from investment operations	2.53	(0.02)
Less distributions
From net investment income	—	(0.08)
From net realized gain	—	(0.48)
Total distributions	—	(0.56)
Net asset value, end of period	$17.07	$14.54
Total return (%)[4]	17.24[5]	0.36
Ratios and supplemental data
Net assets, end of period (in millions)	$12	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.61[7]	1.95[8]
Expenses including reductions	1.57[7,9]	1.58[8]
Net investment income	1.84[7]	0.23[7]
Portfolio turnover (%)	135	125

[1]	Six months ended 9-30-25. Unaudited.
[2]	The inception date for Class R6 shares is 10-21-24.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Annualized. Certain expenses are presented unannualized.
[9]	Expenses including reductions excluding dividend expense were 1.55% for the period ended 9-30-25.
27	JOHN HANCOCK Disciplined Value Global Long/Short Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	9-30-25[1,2]
Per share operating performance
Net asset value, beginning of period	$13.99
Net investment income[3]	0.15
Net realized and unrealized gain (loss) on investments	2.91
Total from investment operations	3.06
Less distributions
Net asset value, end of period	$17.05
Total return (%)[4]	21.94[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$82
Ratios (as a percentage of average net assets):
Expenses before reductions	1.60[6]
Expenses including reductions	1.56[6,7]
Net investment income	1.85[6]
Portfolio turnover (%)	135[8]

[1]	The inception date for Class NAV shares is 4-4-25.
[2]	Period ended 9-30-25. Unaudited.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Expenses including reductions excluding dividend expense were 1.54% for the period ended 9-30-25.
[8]	Period from 3-31-25 through 9-30-25.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value Global Long/Short Fund	28

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Disciplined Value Global Long/Short Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term growth of capital.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
29	JOHN HANCOCK Disciplined Value Global Long/Short Fund |

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of September 30, 2025, by major security category or type:
	Total value at 9-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$10,018,668	—	$10,018,668	—
Bermuda	4,738,612	$4,738,612	—	—
Brazil	2,702,060	2,702,060	—	—
Canada	17,645,195	17,645,195	—	—
China	9,389,430	—	9,389,430	—
Denmark	9,497,133	3,173,029	6,324,104	—
France	22,693,709	4,609,422	18,084,287	—
Hong Kong	4,997,276	—	4,997,276	—
India	4,659,971	4,659,971	—	—
Ireland	5,333,059	5,333,059	—	—
Italy	4,541,073	—	4,541,073	—
Japan	28,874,510	—	28,874,510	—
Mexico	5,272,916	5,272,916	—	—
Namibia	342,083	—	342,083	—
South Korea	16,113,678	3,885,414	12,228,264	—
| JOHN HANCOCK Disciplined Value Global Long/Short Fund	30

	Total value at 9-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
United Kingdom	$17,444,698	$8,950,510	$8,494,188	—
United States	108,034,126	108,034,126	—	—
Convertible bonds	1,384,708	—	—	$1,384,708
Short-term investments	65,911,214	65,911,214	—	—
Total investments in securities	$339,594,119	$234,915,528	$103,293,883	$1,384,708
Liabilities
Securities sold short	$(2,687,132)	—	$(2,687,132)	—
Derivatives:
Assets
Swap contracts	13,713,053	—	13,713,053	—
Liabilities
Written options	(2,272,323)	$(2,272,323)	—	—
Swap contracts	(17,083,221)	—	(17,083,221)	—
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.
Convertible bonds
Balance as of 3-31-25	$1,271,734
Purchases	—
Sales	—
Realized gain (loss)	—
Net amortization of (premium) discount	—
Change in unrealized appreciation (depreciation)	112,974
Balance as of 9-30-25	$1,384,708
Change in unrealized appreciation (depreciation) at period end[1]	$112,974

[1]	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end. This balance is included in change in unrealized appreciation (depreciation) on the Statement of operations.
Securities sold short. The fund may engage in short sales and short sales “against the box.”. In a short sale against the box, a fund borrows securities from a broker-dealer and sells the borrowed securities, and at all times during the transaction, a fund either owns or has the right to acquire the same securities at no extra cost. If the price of the security has declined at the time a fund is required to deliver the security, a fund will benefit from the difference in the price. If the price of a security has increased, the fund will be required to pay the difference.
In addition, the fund may make short sales of securities that the fund does not own in anticipation of a decline in the market value of that security (a “short sale”). To complete such a transaction, a fund must borrow the security to make delivery to the buyer. The fund is then obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the fund. Until the security is replaced, the fund is required to pay the lender any dividends or interest which accrues during the period of the loan. Interest or short dividend expense is recorded as incurred. To borrow the security, the fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale are typically retained by the broker to meet margin requirements until the short position is closed out. Collateral posted by the fund is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities as Cash at prime broker. As of September 30, 2025, securities with total market value of $30,596,680 and cash at prime of $2,100,138 were pledged as collateral.
31	JOHN HANCOCK Disciplined Value Global Long/Short Fund |

The fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the fund replaced the borrowed security and theoretically the fund’s loss could be unlimited. The fund will generally realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the fund may be required to pay in connection with a short sale. Short selling may amplify changes in a fund’s NAV. Short selling also may produce higher than normal portfolio turnover, which may result in increased transaction costs to a fund.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of September 30, 2025, the fund loaned securities valued at $1,267,534 and received $1,316,170 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
| JOHN HANCOCK Disciplined Value Global Long/Short Fund	32

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the six months ended September 30, 2025, the fund had no borrowings under the line of credit. Commitment fees for the six months ended September 30, 2025 were $891.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of March 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
33	JOHN HANCOCK Disciplined Value Global Long/Short Fund |

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to derivative transactions, wash sale loss deferrals and straddle loss deferrals.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying asset at the exercise price. A put option gives the purchaser of the option the right to sell (and the
| JOHN HANCOCK Disciplined Value Global Long/Short Fund	34

writer the obligation to buy) the underlying asset at the exercise price. Writing puts and buying calls may increase the fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund’s exposure to such changes. Risks related to the use of options include the loss of premiums on purchased options, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.
Purchased options are included in the Fund’s investments and are subsequently “marked-to-market” to reflect current market value. If a purchased option expires, the fund realizes a loss equal to the premium paid for the option. Premiums paid for purchased options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying asset transaction to determine the realized gain (loss). Written options are included as liabilities in the Statement of assets and liabilities and are “marked-to-market” to reflect the current market value. If the written option expires, the fund realizes a gain equal to the premium received. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying asset transaction to determine the realized gain (loss).
During the six months ended September 30, 2025, the fund wrote option contracts to manage against changes in certain securities markets and to gain exposure to certain securities markets. The fund held written option contracts with market values ranging from $436,000 to $1.4 million, as measured at each quarter end.
Swaps. Swap agreements are agreements between the fund and a counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.
Upfront payments made/received by the fund, if any, are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.
Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that produce losses in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.
Total Return Swaps. The fund may enter into total return swap contracts to obtain synthetic exposure to a specific reference asset or index without owning, taking physical custody of, or short selling the underlying assets. Total return swaps are commitments where one party pays a fixed or variable rate premium (the Buyer) in exchange for a market-linked return (the Seller). The Seller pays the total return of a specific reference asset or index and in return receives interest payments from the Buyer. To the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate obligation, the Buyer will receive or make a payment to the Seller. A fund may enter into total return swaps in which it may act as either the Buyer or the Seller. Total return swap contracts are subject to the risk associated with the investment in the underlying reference asset or index. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference asset or index.
During the six months ended September 30, 2025, the fund used total return swaps to gain exposure to a security
35	JOHN HANCOCK Disciplined Value Global Long/Short Fund |

or market without investing directly in such security or market and to exchange the risk/return of one market with another. The fund held total return swaps with total USD notional amounts ranging from $73.7 million to $206.1 million, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at September 30, 2025 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Equity	Written options, at value	Written options	—	$(2,272,323)
Equity	Swap contracts, at value	Total return swaps	$13,713,053	(17,083,221)
			$13,713,053	$(19,355,544)
For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
The tables below reflect the fund’s exposure to OTC derivative transactions and exposure to counterparties subject to an ISDA:
OTC Financial Instruments	Asset	Liability
Swap contracts	$13,713,053	$(17,083,221)

Counterparty	Assets	Liabilities	Total Market Value of OTC Derivatives	Collateral Posted by Counterparty[1]	Collateral Posted by Fund[1]	Net Exposure
Goldman Sachs International	$6,308,945	$(9,634,118)	$(3,325,173)	—	$3,325,173	—
HSBC Bank USA, N.A.	409,846	(430,392)	(20,546)	—	20,546	—
JPMorgan Chase Bank, N.A.	5,693,433	(3,863,501)	1,829,932	$1,154,000	—	$675,932
Morgan Stanley & Co. International PLC	220,092	(1,896,100)	(1,676,008)	—	1,676,008	—
UBS AG	1,080,737	(1,259,110)	(178,373)	—	—	(178,373)
Totals	$13,713,053	($17,083,221)	($3,370,168)	$1,154,000	$5,021,728	$497,559
[1] Reflects cash and/or non-cash collateral posted by the counterparty or posted by the fund, excluding any excess collateral amounts.
| JOHN HANCOCK Disciplined Value Global Long/Short Fund	36

Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended September 30, 2025:
	Statement of operations location - Net realized gain (loss) on:
Risk	Written options	Swap contracts	Total
Equity	$(522,919)	$2,122,954	$1,600,035
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended September 30, 2025:
	Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Written options	Swap contracts	Total
Equity	$(1,108,838)	$(5,656,753)	$(6,765,591)
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis, to the sum of: (a) 1.400% of the first $250 million of the fund’s average daily net assets, (b) 1.375% of the next $750 million of the fund’s average daily net assets, and (c) 1.350% of the fund’s average daily net assets in excess over $1 billion. The Advisor has a subadvisory agreement with Boston Partners Global Investors, Inc. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended September 30, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount by which expenses of the fund exceed 1.53% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage
37	JOHN HANCOCK Disciplined Value Global Long/Short Fund |

fees,(h) acquired fund fees and expenses paid indirectly, and (i) short dividend expense. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended September 30, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$5,756
Class C	196
Class I	38,019
Class	Expense reduction
Class R6	$2,548
Class NAV	16,520
Total	$63,039

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended September 30, 2025, were equivalent to a net annual effective rate of 1.36% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended September 30, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares may be subject to up-front sales charges. For the six months ended September 30, 2025, no sales charges were assessed.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended September 30, 2025, there were no CDSCs received by the Distributor for Class A or Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three
| JOHN HANCOCK Disciplined Value Global Long/Short Fund	38

categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended September 30, 2025 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$31,418	$14,017
Class C	5,349	698
Class I	—	106,029
Class R6	—	911
Total	$36,767	$121,655
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$4,100,000	1	4.855%	$553
Note 6—Fund share transactions
Transactions in fund shares for the periods ended September 30, 2025 and March 31, 2025 and for the year ended August 31, 2024 were as follows:
	Period Ended 9-30-25		Period Ended 3-31-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount	Shares	Amount
Class A shares
Sold	570,624	$8,938,728	469,032	$6,854,385	474,050	$7,409,646
Issued in reorganization (Note 10)	492,827	6,894,014	—	—	—	—
Distributions reinvested	—	—	101,389	1,509,913	7,329	109,781
Repurchased	(132,663)	(2,115,064)	(539,626)	(7,767,208)	(288,367)	(4,458,835)
Net increase	930,788	$13,717,678	30,795	$597,090	193,012	$3,060,592
Class C shares[1]
Sold	21,354	$333,508	3,582	$54,000	—	—
Issued in reorganization (Note 10)	66,091	922,507	—	—	—	—
Repurchased	(30,292)	(478,900)	—	—	—	—
Net increase	57,153	$777,115	3,582	$54,000	—	—
39	JOHN HANCOCK Disciplined Value Global Long/Short Fund |

	Period Ended 9-30-25		Period Ended 3-31-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount	Shares	Amount
Class I shares
Sold	2,503,125	$40,181,181	1,821,381	$26,971,417	2,718,812	$43,050,758
Issued in reorganization (Note 10)	4,323,444	61,778,124	—	—	—	—
Distributions reinvested	—	—	1,306,077	19,695,760	139,164	2,120,859
Repurchased	(2,225,511)	(35,334,911)	(5,141,746)	(75,004,312)	(3,031,839)	(47,668,390)
Net increase (decrease)	4,601,058	$66,624,394	(2,014,288)	$(28,337,135)	(173,863)	$(2,496,773)
Class R6 shares[2]
Sold	12,040	$191,182	4,600	$68,418	—	—
Issued in reorganization (Note 10)	3,679,696	51,507,644	—	—	—	—
Distributions reinvested	—	—	55	731	—	—
Repurchased	(2,970,117)	(43,649,502)	(646)	(9,371)	—	—
Net increase	721,619	$8,049,324	4,009	$59,778	—	—
Class NAV shares[3]
Sold	316,864	$4,913,750	—	—	—	—
Issued in reorganization (Note 10)	6,387,412	89,351,601	—	—	—	—
Repurchased	(1,885,337)	(30,713,244)	—	—	—	—
Net increase	4,818,939	$63,552,107	—	—	—	—
Total net increase (decrease)	11,129,557	$152,720,618	(1,975,902)	$(27,626,267)	19,149	$563,819

[1]	The inception date for Class C shares is 10-21-24.
[2]	The inception date for Class R6 shares is 10-21-24.
[3]	The inception date for Class NAV shares is 4-4-25.
Affiliates of the fund owned 100% of shares of Class NAV on September 30, 2025. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and reorganization activity, amounted to $259,966,662 and $247,929,033, respectively, for the six months ended September 30, 2025.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At September 30, 2025, funds within the John Hancock group of funds complex held 24.2% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Alternative Asset Allocation	24.2%
| JOHN HANCOCK Disciplined Value Global Long/Short Fund	40

Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	131,687	$1,111,725	$61,201,990	$(60,997,592)	$1,162	$30	$106,307	—	$1,317,315

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—Reorganization
At its meeting held on December 10-12, 2024, the Board of Trustees of John Hancock Investment Trust (JHIT), of which JHIT Seaport Long/Short Fund (the Acquired Fund) was a series of, voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of John Hancock Disciplined Value Global/Long Short Fund (the Acquiring Fund) with a value equal to the net assets transferred.The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Fund in exchange for shares of the Acquiring Fund with a value equal to the net assets transferred; (b) the liquidation of the Acquired Fund; and (c) the distribution to the Acquired Fund’s shareholders of such Acquiring Fund’s shares. The reorganization was intended to achieve potential opportunities for economies of scale. As a result of the reorganization, the Acquiring Fund is the legal and accounting survivor.
The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Fund or their shareholders. Thus, the investments were transferred to the Acquiring Fund at the Acquired Fund’s identified cost. All distributable amounts of net income and realized gains from the Acquired Fund were distributed prior to the reorganization. In addition, the Acquired Fund and Acquiring Fund will bear a pro-rata portion of the costs that are incurred in connection with the reorganization. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on April 4, 2025. The following outlines the reorganization:
Acquiring Portfolio	Acquired Portfolio	Net Asset Value of the Acquired Portfolio	Depreciation of the Acquired Portfolio’s Investments	Shares Redeemed by the Acquired Portfolio	Shares Issued by the Acquiring Portfolio	Acquiring Portfolio Net Assets Prior to Combination	Acquiring Portfolio Total Net Assets After Combination
Disciplined Value Global Long/Short Fund	John Hancock Seaport Long/Short Fund	$210,453,890	($13,755,763)	24,077,216	14,949,470	$121,057,538	$331,511,428
Because the combined fund has been managed as a single integrated fund since the reorganization was completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired Fund that have been included in the Acquiring Fund’s Statement of operations at September 30, 2025. See Note 6 for capital shares issued in connection with the above referenced reorganization.
41	JOHN HANCOCK Disciplined Value Global Long/Short Fund |

Assuming the acquisition had been completed on April 1, 2025, the beginning of the reporting period, the Acquiring Fund’s pro forma results of operations for the six months ended September 30, 2025 are as follows:
Net Investment Income	$2,951,313
Net realized and unrealized gain	$46,732,818
Increase (decrease) in net assets from operations	$49,684,131
Note 11—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
| JOHN HANCOCK Disciplined Value Global Long/Short Fund	42

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Investment Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Boston Partners Global Investors, Inc. (the Subadvisor), for John Hancock Disciplined Value Global Long/Short Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-26, 2025 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 27-May 29, 2025. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At a meeting held on June 23-26, 2025, the Board, including the Trustees who are not parties to any agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
43	JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND |

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
| JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND	44

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance.In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index for the one-, five-, and ten-year periods ended December 31, 2024 and outperformed for the three-year period ended December 31, 2024. The Board also noted that the fund outperformed the peer group median for the three-, five- and ten-year periods ended December 31, 2024 and underperformed for the one-year period ended December 31, 2024. The Board took into account management’s discussion of the factors that contributed to the fund’s underperformance relative to the benchmark index for the one-,  five-, and ten-year periods and peer group median for the one-year period. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are higher than the peer group median.
The Board took into account management’s discussion of the fund’s expenses, including the imposition of a new expense cap in October 2024. The Board also took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm’s length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management
45	JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND |

fee schedule that reduces management fees as assets increase. The Board noted that the fund has a voluntary fee waiver and/or expense reimbursement, which reduces certain expenses of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
The Board concluded that the advisory fees to be paid by the New Fund are reasonable in light of the nature, extent and quality of the services expected to be provided to the New Fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length;
(j)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the anticipated level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund is reasonable and not excessive.
| JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND	46

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex); and
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.
(a)	Nature, Extent, and Quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent
47	JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND |

Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
| JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND	48

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager, and currently subadvises other Funds in the complex and the Board is generally satisfied with the Subadvisor’s management of these Funds, and may reasonably be expected to provide a high quality of investment management services to the New Fund;
(2)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(3)	the performance of the fund is being monitored and reasonably addressed, where appropriate;
(4)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(5)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
49	JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Disciplined Value Global Long/Short Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4864510	492SA 9/25
11/25

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Diversified Real Assets Fund
Alternative
September 30, 2025

John Hancock
Diversified Real Assets Fund

2	Fund’s investments
12	Financial statements
15	Financial highlights
16	Notes to financial statements
24	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND |

Fund’s investments
AS OF 9-30-25 (unaudited)
	Shares	Value
Common stocks 99.3%		$768,299,967
(Cost $525,791,906)
Communication services 0.8%		6,216,507
Diversified telecommunication services 0.7%
KT Corp.	26,037	938,451
NTT, Inc.	1,704,025	1,781,252
Singapore Telecommunications, Ltd.	751,858	2,403,741
Wireless telecommunication services 0.1%
SK Telecom Company, Ltd.	28,197	1,093,063
Consumer discretionary 1.0%		7,872,037
Hotels, restaurants and leisure 0.9%
Accor SA	21,024	998,861
Hilton Worldwide Holdings, Inc.	11,393	2,955,800
Hyatt Hotels Corp., Class A	9,948	1,411,920
Resorttrust, Inc.	113,029	1,433,481
Household durables 0.1%
Bellway PLC	23,013	762,394
Kaufman & Broad SA	8,843	309,581
Consumer staples 0.1%		724,121
Consumer staples distribution and retail 0.1%
Tesco PLC	120,814	724,121
Energy 34.5%		267,187,687
Energy equipment and services 2.3%
Baker Hughes Company	66,142	3,222,438
Enerflex, Ltd.	115,441	1,245,074
Halliburton Company	119,535	2,940,561
Helmerich & Payne, Inc.	58,507	1,292,420
Noble Corp. PLC	27,782	785,675
Patterson-UTI Energy, Inc.	156,018	808,173
Schlumberger, Ltd.	152,817	5,252,320
TechnipFMC PLC	42,348	1,670,629
Trican Well Service, Ltd.	147,692	654,782
Oil, gas and consumable fuels 32.2%
Advantage Energy, Ltd. (A)	180,153	1,477,003
Aker BP ASA	37,546	952,893
Antero Resources Corp. (A)	63,402	2,127,771
APA Corp.	10,206	247,802
ARC Resources, Ltd.	119,828	2,185,266
Athabasca Oil Corp. (A)	16,681	79,827
Birchcliff Energy, Ltd. (B)	155,666	640,918
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	2

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
BP PLC	1,520,475	$8,730,035
Cameco Corp.	94,342	7,917,759
Canadian Natural Resources, Ltd.	465,194	14,874,709
Cenovus Energy, Inc.	618,876	10,508,040
Cheniere Energy, Inc.	15,636	3,674,147
Chevron Corp.	128,990	20,030,857
ConocoPhillips	102,712	9,715,528
Core Natural Resources, Inc.	2,656	221,723
Coterra Energy, Inc.	95,717	2,263,707
Devon Energy Corp.	20,518	719,361
DHT Holdings, Inc.	34,219	408,917
Diamondback Energy, Inc.	37,270	5,333,337
Enbridge, Inc.	120,024	6,056,411
Encore Energy Corp. (A)	71,133	228,337
Energy Fuels, Inc. (Toronto Stock Exchange) (A)(B)	53,626	823,444
EOG Resources, Inc.	49,526	5,552,855
EQT Corp.	102,476	5,577,769
Equinor ASA	86,431	2,107,715
Expand Energy Corp.	22,422	2,382,113
Exxon Mobil Corp.	188,274	21,227,894
Galp Energia SGPS SA	142,147	2,693,657
Gibson Energy, Inc. (B)	14,166	263,329
Imperial Oil, Ltd.	34,299	3,110,003
Kelt Exploration, Ltd. (A)	267,920	1,324,488
Keyera Corp.	78,051	2,618,525
Kinder Morgan, Inc.	47,247	1,337,563
Marathon Petroleum Corp.	40,068	7,722,706
MEG Energy Corp.	95,923	1,935,416
Neste OYJ	38,385	705,278
NexGen Energy, Ltd. (A)	247,493	2,215,824
NuVista Energy, Ltd. (A)	123,415	1,425,963
Occidental Petroleum Corp.	76,644	3,621,429
ONEOK, Inc.	20,185	1,472,899
Paladin Energy, Ltd. (Toronto Stock Exchange) (A)	21,040	113,084
Pembina Pipeline Corp.	83,035	3,357,318
Permian Resources Corp.	84,109	1,076,595
Phillips 66	36,956	5,026,755
PrairieSky Royalty, Ltd.	44,840	831,910
Shell PLC	534,731	19,058,344
South Bow Corp.	14,526	411,032
Suncor Energy, Inc.	230,883	9,662,015
Targa Resources Corp.	25,911	4,341,129
TC Energy Corp.	89,925	4,889,434
3	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
The Williams Companies, Inc.	155,014	$9,820,137
Topaz Energy Corp.	54,551	1,012,468
TotalEnergies SE	171,722	10,459,374
Tourmaline Oil Corp.	53,591	2,311,225
Uranium Royalty Corp. (A)(B)	71,032	305,438
Valero Energy Corp.	49,358	8,403,693
Var Energi ASA	377,932	1,261,724
Woodside Energy Group, Ltd., ADR	7,231	108,827
Yellow Cake PLC (A)(C)	45,570	351,895
Financials 1.1%		8,549,583
Capital markets 0.8%
Brookfield Corp.	95,523	6,554,208
Financial services 0.3%
Berkshire Hathaway, Inc., Class B (A)	3,969	1,995,375
Health care 0.6%		4,586,016
Health care providers and services 0.6%
Brookdale Senior Living, Inc. (A)	437,545	3,706,006
Clariane SE (A)	157,353	880,010
Industrials 2.2%		16,818,290
Construction and engineering 0.5%
Kajima Corp.	41,800	1,218,254
Vinci SA	18,712	2,600,450
Electrical equipment 0.5%
Array Technologies, Inc. (A)	80,472	655,847
Emerson Electric Company	4,152	544,659
Schneider Electric SE	925	260,362
Sunrun, Inc. (A)	37,872	654,807
Vestas Wind Systems A/S	78,142	1,486,512
Ground transportation 0.2%
Canadian National Railway Company	14,549	1,371,999
Industrial conglomerates 0.7%
CK Hutchison Holdings, Ltd.	318,034	2,089,477
Jardine Matheson Holdings, Ltd.	26,668	1,682,942
Keppel, Ltd.	305,051	2,111,488
Transportation infrastructure 0.3%
Aena SME SA (C)	78,330	2,141,493
Information technology 1.0%		8,082,149
IT services 0.3%
GDS Holdings, Ltd., ADR (A)	8,399	325,041
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	4

	Shares	Value
Information technology (continued)
IT services (continued)
NEXTDC, Ltd. (A)	127,512	$1,430,520
SUNeVision Holdings, Ltd.	402,969	355,577
Semiconductors and semiconductor equipment 0.7%
AIXTRON SE	24,563	428,456
Enphase Energy, Inc. (A)	27,503	973,331
First Solar, Inc. (A)	4,278	943,427
ON Semiconductor Corp. (A)	35,686	1,759,677
Power Integrations, Inc.	34,668	1,394,000
SolarEdge Technologies, Inc. (A)(B)	12,760	472,120
Materials 18.0%		138,933,138
Chemicals 0.4%
Albemarle Corp.	3,862	313,131
BASF SE, ADR	37,177	463,225
Dow, Inc.	18,152	416,225
DuPont de Nemours, Inc.	11,176	870,610
NanoXplore, Inc. (A)(B)	101,626	209,576
Nutrien, Ltd.	11,599	681,171
Containers and packaging 0.1%
Smurfit WestRock PLC	14,776	624,448
Metals and mining 17.3%
Agnico Eagle Mines, Ltd.	75,731	12,755,153
Alamos Gold, Inc., Class A	97,144	3,386,114
Alcoa Corp.	42,009	1,381,676
Almonty Industries, Inc. (A)	48,571	292,883
Altius Minerals Corp.	18,602	447,373
Anglo American PLC	33,491	1,262,855
AngloGold Ashanti PLC	30,791	2,165,531
Artemis Gold, Inc. (A)	77,830	2,040,682
Aya Gold & Silver, Inc. (A)(B)	61,266	708,761
B2Gold Corp.	201,200	994,651
Barrick Mining Corp. (Toronto Stock Exchange)	241,579	7,934,595
BHP Group, Ltd., ADR (B)	104,422	5,821,527
Boliden AB (A)	11,655	475,738
Canada Nickel Company, Inc. (A)(B)	518,000	379,651
Capstone Copper Corp. (A)	316,586	2,688,831
Champion Iron, Ltd. (B)	290,806	888,069
Coeur Mining, Inc. (A)	112,945	2,118,848
Constellium SE (A)	55,693	828,712
Discovery Silver Corp. (A)	184,962	687,319
Discovery Silver Corp. (Toronto Stock Exchange) (A)	40,067	148,556
Elevra Lithium, Ltd. (A)(B)	11,207	269,080
Endeavour Mining PLC	45,371	1,905,862
5	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Materials (continued)
Metals and mining (continued)
Equinox Gold Corp. (A)	170,031	$1,904,709
ERO Copper Corp. (A)(B)	63,889	1,294,123
First Quantum Minerals, Ltd. (A)	144,613	3,271,120
Foran Mining Corp. (A)(B)	323,632	904,598
Franco-Nevada Corp.	10,284	2,289,053
Freeport-McMoRan, Inc.	197,795	7,757,520
G Mining Ventures Corp. (A)	24,750	491,728
Glencore PLC (A)	125,196	576,606
Gold Fields, Ltd., ADR	17,634	739,923
Hudbay Minerals, Inc.	190,645	2,887,689
IAMGOLD Corp. (A)	91,574	1,183,086
IGO, Ltd. (A)	79,622	273,388
Iluka Resources, Ltd.	70,275	294,615
Ivanhoe Electric, Inc. (A)	41,367	519,156
Ivanhoe Mines, Ltd., Class A (A)(B)	208,003	2,206,024
K92 Mining, Inc. (A)	99,600	1,203,759
Kinross Gold Corp.	237,267	5,888,627
Latin Resources, Ltd. (A)(D)	34,500	0
Lithium Americas Corp. (A)(B)	67,772	387,143
Lithium Argentina AG (A)(B)	40,277	134,286
Lucara Diamond Corp. (A)(B)	417,070	59,937
Lundin Gold, Inc.	26,559	1,720,791
Lundin Mining Corp.	148,084	2,208,970
Montage Gold Corp. (A)	301,483	1,466,580
Newmont Corp.	78,541	6,621,792
Nickel 28 Capital Corp. (A)(B)	346,191	176,615
Norsk Hydro ASA	169,890	1,155,102
Nouveau Monde Graphite, Inc. (A)	71,823	203,977
Nucor Corp.	3,631	491,746
OceanaGold Corp.	81,523	1,740,352
Orla Mining, Ltd. (A)	99,536	1,073,533
Pan American Silver Corp.	96,495	3,739,294
Pan American Silver Corp., CVR (A)	83,300	29,147
Perpetua Resources Corp. (A)	65,479	1,324,640
Pilbara Minerals, Ltd. (A)(B)	105,078	175,442
Probe Gold, Inc. (A)	395,208	854,765
Rio Tinto PLC, ADR	50,632	3,342,218
Sandstorm Gold, Ltd.	13,579	169,969
Seabridge Gold, Inc. (A)(B)	15,784	381,184
Sigma Lithium Corp. (A)	31,187	197,202
Skeena Resources, Ltd. (A)	94,779	1,745,481
Snowline Gold Corp. (A)	35,000	279,155
SolGold PLC (A)	1,780,000	360,729
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	6

	Shares	Value
Materials (continued)
Metals and mining (continued)
Southern Copper Corp.	3,221	$390,901
Steel Dynamics, Inc.	3,184	443,945
Stornoway Diamond Corp. (A)(D)	3,062,000	0
Talon Metals Corp. (A)(B)	5,475,000	1,730,977
Teck Resources, Ltd., Class B	98,542	4,322,763
Torex Gold Resources, Inc. (A)	25,264	1,049,989
Trilogy Metals, Inc. (A)(B)	404,099	859,476
Triple Flag Precious Metals Corp. (A)	31,570	923,738
Vale SA, ADR	57,325	622,550
Valterra Platinum, Ltd. (London Stock Exchange)	6,136	437,995
Vizsla Silver Corp. (A)(B)	43,416	187,557
Vizsla Silver Corp. (Toronto Stock Exchange) (A)	236,730	1,022,309
Warrior Met Coal, Inc.	8,162	519,430
Wesdome Gold Mines, Ltd. (A)	38,126	593,930
Westgold Resources, Ltd. (Toronto Stock Exchange)	349,144	1,018,556
Wheaton Precious Metals Corp.	59,719	6,682,932
Paper and forest products 0.2%
Canfor Corp. (A)	13,878	122,157
Interfor Corp. (A)	42,350	308,869
West Fraser Timber Company, Ltd. (B)	11,892	808,437
Real estate 33.5%		259,326,813
Diversified REITs 2.9%
CapitaLand Integrated Commercial Trust	1,594,208	2,831,225
Carmila SA (A)	2,295	47,452
Charter Hall Group	183,550	2,758,814
Essential Properties Realty Trust, Inc.	127,278	3,787,793
Stockland	850,352	3,439,003
United Urban Investment Corp.	884	1,072,917
WP Carey, Inc.	124,997	8,446,047
Health care REITs 5.7%
Aedifica SA	16,628	1,234,497
American Healthcare REIT, Inc.	161,219	6,772,810
CareTrust REIT, Inc.	157,843	5,473,995
Target Healthcare REIT PLC	468,112	610,757
Ventas, Inc.	53,689	3,757,693
Welltower, Inc.	148,612	26,473,739
Hotel and resort REITs 0.4%
Xenia Hotels & Resorts, Inc.	217,831	2,988,641
Industrial REITs 3.7%
EastGroup Properties, Inc.	23,491	3,976,087
Goodman Group	101,293	2,195,119
7	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Real estate (continued)
Industrial REITs (continued)
Prologis, Inc.	197,404	$22,606,706
Office REITs 2.2%
COPT Defense Properties	71,585	2,080,260
Japan Real Estate Investment Corp.	2,272	1,913,277
JBG SMITH Properties	70,840	1,576,190
Kilroy Realty Corp.	98,660	4,168,385
Orix JREIT, Inc.	1,902	1,289,627
Paramount Group, Inc. (A)	328,421	2,147,873
SL Green Realty Corp.	55,236	3,303,665
Real estate management and development 4.0%
Aldar Properties PJSC	770,920	1,991,340
Arealink Company, Ltd.	99,400	1,497,868
CBRE Group, Inc., Class A (A)	7,079	1,115,367
Cibus Nordic Real Estate AB	78,067	1,406,348
CTP NV (C)	55,625	1,241,333
Emaar Properties PJSC	472,134	1,678,560
Hongkong Land Holdings, Ltd.	377,945	2,392,468
Jones Lang LaSalle, Inc. (A)	3,795	1,131,973
Katitas Company, Ltd.	47,100	892,086
Mitsubishi Estate Company, Ltd.	133,400	3,066,043
Mitsui Fudosan Company, Ltd.	295,919	3,221,406
PSP Swiss Property AG	3,700	636,590
StorageVault Canada, Inc.	195,212	725,189
Sumitomo Realty & Development Company, Ltd.	65,200	2,875,932
Swire Properties, Ltd.	504,596	1,436,141
Swiss Prime Site AG	15,997	2,241,001
TAG Immobilien AG	162,578	2,812,685
VGP NV	6,250	701,021
Residential REITs 3.1%
American Homes 4 Rent, Class A	49,280	1,638,560
AvalonBay Communities, Inc.	36,384	7,028,297
Essex Property Trust, Inc.	40,140	10,743,872
Mid-America Apartment Communities, Inc.	33,214	4,640,992
Retail REITs 5.6%
Brixmor Property Group, Inc.	155,455	4,302,994
Fortune Real Estate Investment Trust	1,801,000	1,168,352
Hammerson PLC	464,093	1,818,060
Klepierre SA	65,931	2,573,946
Realty Income Corp.	53,613	3,259,134
Regency Centers Corp.	60,393	4,402,650
Scentre Group	1,252,430	3,378,273
Shaftesbury Capital PLC	312,619	597,969
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	8

	Shares	Value
Real estate (continued)
Retail REITs (continued)
Simon Property Group, Inc.	75,980	$14,259,167
Tanger, Inc.	95,678	3,237,744
Urban Edge Properties	215,723	4,415,850
Specialized REITs 5.9%
American Tower Corp.	15,001	2,884,992
Digital Realty Trust, Inc.	66,722	11,534,899
EPR Properties	27,105	1,572,361
Equinix, Inc.	15,586	12,207,579
Millrose Properties, Inc., Class A	108,426	3,644,198
Public Storage	29,614	8,554,004
Smartstop Self Storage REIT, Inc.	144,713	5,446,997
Utilities 6.5%		50,003,626
Electric utilities 2.3%
American Electric Power Company, Inc.	20,902	2,351,475
Duke Energy Corp.	14,461	1,789,549
EDP SA	188,945	896,729
Enel SpA	237,915	2,254,616
Exelon Corp.	42,462	1,911,215
Iberdrola SA	35,035	663,191
NextEra Energy, Inc.	30,942	2,335,812
PPL Corp.	51,562	1,916,044
SSE PLC	70,331	1,649,662
The Kansai Electric Power Company, Inc.	140,224	2,005,741
Gas utilities 1.3%
Atmos Energy Corp.	14,938	2,550,664
ENN Energy Holdings, Ltd.	255,546	2,107,185
Italgas SpA	136,070	1,253,453
ONE Gas, Inc.	18,759	1,518,353
Osaka Gas Company, Ltd.	81,940	2,373,283
Independent power and renewable electricity producers 0.5%
Brookfield Renewable Corp. (B)	22,065	759,477
Brookfield Renewable Partners LP	60,886	1,570,250
Orsted A/S (A)(B)(C)	9,224	160,448
RWE AG	20,128	895,269
TransAlta Corp.	40,742	556,518
Multi-utilities 2.0%
Dominion Energy, Inc.	39,622	2,423,678
E.ON SE	158,532	2,986,033
Engie SA	118,105	2,538,853
National Grid PLC	168,658	2,423,390
Sempra	31,374	2,823,033
9	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Utilities (continued)
Multi-utilities (continued)
WEC Energy Group, Inc.	21,218	$2,431,371
Water utilities 0.4%
Cia de Saneamento Basico do Estado de Sao Paulo	115,100	2,858,334

Rights 0.0%		$80,389
(Cost $98,911)
Orsted A/S (Expiration Date: 10-2-25; Strike Price: DKK 66.60) (A)(B)	80,745	80,389

	Yield (%)	Shares	Value
Short-term investments 1.9%			$14,894,754
(Cost $14,893,193)
Short-term funds 1.5%			11,694,754
John Hancock Collateral Trust (E)	4.0668(F)	1,169,078	11,694,754

	Par value^	Value
Repurchase agreement 0.4%		3,200,000
Bank of America Corp. Tri-Party Repurchase Agreement dated 9-30-25 at 4.210% to be repurchased at $1,400,164 on 10-1-25, collateralized by $1,276,230 Federal Home Loan Mortgage Corp., 2.500% - 7.000% due 8-1-37 to 9-1-54 (valued at $1,235,490) and $214,320 Federal National Mortgage Association, 1.500% - 4.500% due 4-1-37 to 6-1-52 (valued at $192,511)	1,400,000	1,400,000
Goldman Sachs Tri-Party Repurchase Agreement dated 9-30-25 at 4.210% to be repurchased at $1,800,211 on 10-1-25, collateralized by $580,858 Federal Home Loan Mortgage Corp., 5.500% due 4-1-54 (valued at $598,109) and $1,315,536 Government National Mortgage Association, 2.980% - 6.500% due 8-15-40 to 6-20-65 (valued at $1,237,892)	1,800,000	1,800,000

Total investments (Cost $540,784,010) 101.2%	$783,275,110
Other assets and liabilities, net (1.2%)	(9,169,936)
Total net assets 100.0%	$774,105,174

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
DKK	Danish Krone

Security Abbreviations and Legend
ADR	American Depositary Receipt
CVR	Contingent Value Right
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-25.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	10

(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(F)	The rate shown is the annualized seven-day yield as of 9-30-25.
At 9-30-25, the aggregate cost of investments for federal income tax purposes was $569,932,552. Net unrealized appreciation aggregated to $213,342,558, of which $225,841,015 related to gross unrealized appreciation and $12,498,457 related to gross unrealized depreciation.
The fund had the following country composition as a percentage of net assets on 9-30-25:
United States	52.8%
Canada	23.8%
United Kingdom	6.1%
Japan	3.2%
Australia	2.9%
France	2.8%
Hong Kong	1.2%
Germany	1.0%
Other countries	6.2%
TOTAL	100.0%
11	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 9-30-25 (unaudited)

Assets
Unaffiliated investments, at value (Cost $529,090,817) including $11,142,231 of securities loaned	$771,580,356
Affiliated investments, at value (Cost $11,693,193)	11,694,754
Total investments, at value (Cost $540,784,010)	783,275,110
Cash	79,712
Foreign currency, at value (Cost $224,136)	224,265
Dividends and interest receivable	2,011,195
Receivable for investments sold	3,194,817
Receivable for securities lending income	22,808
Other assets	52,493
Total assets	788,860,400
Liabilities
Payable for investments purchased	2,307,446
Payable for fund shares repurchased	573,481
Payable upon return of securities loaned	11,696,741
Payable to affiliates
Accounting and legal services fees	19,636
Trustees’ fees	354
Other liabilities and accrued expenses	157,568
Total liabilities	14,755,226
Net assets	$774,105,174
Net assets consist of
Paid-in capital	$465,691,615
Total distributable earnings (loss)	308,413,559
Net assets	$774,105,174

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class NAV ($774,105,174 ÷ 57,613,066 shares)	$13.44
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Diversified Real Assets Fund	12

STATEMENT OF OPERATIONS For the six months ended 9-30-25 (unaudited)

Investment income
Dividends	$13,710,159
Interest	94,813
Securities lending	127,835
Less foreign taxes withheld	(723,792)
Total investment income	13,209,015
Expenses
Investment management fees	3,403,072
Accounting and legal services fees	78,875
Trustees’ fees	11,021
Custodian fees	157,396
Printing and postage	12,818
Professional fees	54,531
Other	27,635
Total expenses	3,745,348
Less expense reductions	(234,294)
Net expenses	3,511,054
Net investment income	9,697,961
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	54,306,105
Affiliated investments	(1,601)
54,304,504
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	39,821,602
Affiliated investments	1,614
39,823,216
Net realized and unrealized gain	94,127,720
Increase in net assets from operations	$103,825,681
13	JOHN HANCOCK Diversified Real Assets Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 9-30-25 (unaudited)	Year ended 3-31-25
Increase (decrease) in net assets
From operations
Net investment income	$9,697,961	$19,691,968
Net realized gain	54,304,504	81,984,749
Change in net unrealized appreciation (depreciation)	39,823,216	(62,023,915)
Increase in net assets resulting from operations	103,825,681	39,652,802
Distributions to shareholders
From earnings
Class NAV	—	(54,116,668)
Total distributions	—	(54,116,668)
From fund share transactions	(159,874,067)	(246,208,231)
Total decrease	(56,048,386)	(260,672,097)
Net assets
Beginning of period	830,153,560	1,090,825,657
End of period	$774,105,174	$830,153,560
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Diversified Real Assets Fund	14

Financial highlights
CLASS NAV SHARES Period ended	9-30-25[1]	3-31-25	3-31-24	3-31-23	3-31-22	3-31-21
Per share operating performance
Net asset value, beginning of period	$11.80	$12.05	$11.19	$13.28	$10.10	$6.61
Net investment income[2]	0.15	0.25	0.25	0.31	0.25	0.18
Net realized and unrealized gain (loss) on investments	1.49	0.20	0.89	(1.73)	3.23	3.54
Total from investment operations	1.64	0.45	1.14	(1.42)	3.48	3.72
Less distributions
From net investment income	—	(0.35)	(0.28)	(0.28)	(0.30)	(0.23)
From net realized gain	—	(0.35)	—	(0.39)	—	—
Total distributions	—	(0.70)	(0.28)	(0.67)	(0.30)	(0.23)
Net asset value, end of period	$13.44	$11.80	$12.05	$11.19	$13.28	$10.10
Total return (%)[3]	13.90[4]	4.12	10.30	(10.55)	34.95	56.64
Ratios and supplemental data
Net assets, end of period (in millions)	$774	$830	$1,091	$1,062	$1,151	$963
Ratios (as a percentage of average net assets):
Expenses before reductions	0.94[5]	0.92	0.93	0.92	0.91	0.93
Expenses including reductions	0.88[5]	0.86	0.88	0.87	0.85	0.87
Net investment income	2.42[5]	2.02	2.22	2.65	2.20	2.07
Portfolio turnover (%)	25	42	51	60	49	82

[1]	Six months ended 9-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
15	JOHN HANCOCK Diversified Real Assets Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Diversified Real Assets Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a long-term total return in excess of inflation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee,
| JOHN HANCOCK Diversified Real Assets Fund	16

following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of September 30, 2025, by major security category or type:
	Total value at 9-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$6,216,507	—	$6,216,507	—
Consumer discretionary	7,872,037	$4,367,720	3,504,317	—
Consumer staples	724,121	—	724,121	—
Energy	267,187,687	220,866,772	46,320,915	—
Financials	8,549,583	8,549,583	—	—
Health care	4,586,016	3,706,006	880,010	—
Industrials	16,818,290	3,227,312	13,590,978	—
Information technology	8,082,149	5,867,596	2,214,553	—
Materials	138,933,138	133,296,220	5,636,918	—
Real estate	259,326,813	204,306,703	55,020,110	—
Utilities	50,003,626	27,795,773	22,207,853	—
Rights	80,389	80,389	—	—
Short-term investments	14,894,754	11,694,754	3,200,000	—
Total investments in securities	$783,275,110	$623,758,828	$159,516,282	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.
17	JOHN HANCOCK Diversified Real Assets Fund |

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of September 30, 2025, the fund loaned securities valued at $11,142,231 and received $11,696,741 of cash collateral.
| JOHN HANCOCK Diversified Real Assets Fund	18

Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. Commitment fees for the six months ended September 30, 2025 were $2,132.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of March 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
19	JOHN HANCOCK Diversified Real Assets Fund |

Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and investments in passive foreign investment companies.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.850% of the first $2 billion of the fund’s average daily net assets and (b) 0.800% of the fund’s average daily net assets in excess of $2 billion. The Advisor has subadvisory agreements with Manulife Investment Management (US) LLC and Wellington Management Company LLP. Prior to June 30, 2025, the Advisor had subadvisory agreements with Manulife Investment Management (North America) Limited and Wellington Management Company LLP. Manulife Investment Management (US) LLC and Manulife Investment Management (North America) LLC are both indirectly owned subsidiaries of Manulife Financial Corporation and affiliates of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended September 30, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agrees to reduce its management fee by an annual rate of 0.05% of the fund’s average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The expense reductions described above amounted to $234,294 for the six months ended September 30, 2025.
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
| JOHN HANCOCK Diversified Real Assets Fund	20

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended September 30, 2025, were equivalent to a net annual effective rate of 0.79% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred, for the six months ended September 30, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$3,660,125	8	4.835%	$(3,933)
Note 5—Fund share transactions
Transactions in fund shares for the six months ended September 30, 2025 and for the year ended March 31, 2025 were as follows:
	Six Months Ended 9-30-25		Year Ended 3-31-25
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	119,597	$1,339,630	1,038,691	$12,584,921
Distributions reinvested	—	—	4,879,772	54,116,668
Repurchased	(12,882,403)	(161,213,697)	(26,100,347)	(312,909,820)
Net decrease	(12,762,806)	$(159,874,067)	(20,181,884)	$(246,208,231)
Total net decrease	(12,762,806)	$(159,874,067)	(20,181,884)	$(246,208,231)
Affiliates of the fund owned 100% of shares of Class NAV on September 30, 2025. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $197,934,802 and $349,245,547, respectively, for the six months ended September 30, 2025.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to
21	JOHN HANCOCK Diversified Real Assets Fund |

underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
REITs, pooled investment vehicles that typically invest in real estate directly or in loans collateralized by real estate, carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions. Securities of companies in the real estate industry carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.
The energy sector is cyclical and highly dependent on commodities prices, which may be volatile. The market value of energy companies can be significantly affected by a number of factors, including global energy price volatility, supply and demand, exchange- and interest-rate fluctuation, and domestic and foreign political and economic developments. Energy companies also face a significant risk of civil liability.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At September 30, 2025, funds within the John Hancock group of funds complex held 100.0% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	33.9%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	21.8%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	16.2%
John Hancock Funds II Multimanager 2030 Lifetime Portfolio	6.1%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	1,169,078	$7,125,764	$193,889,525	$(189,320,548)	$(1,601)	$1,614	$127,835	—	$11,694,754

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisors. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of
| JOHN HANCOCK Diversified Real Assets Fund	22

operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
23	JOHN HANCOCK Diversified Real Assets Fund |

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Investment Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management, LLC (the Advisor) and the Subadvisory Agreements (the Subadvisory Agreements) with Manulife Investment Management (US) LLC hereinafter referred to as MIM and Wellington Management Company LLP (Wellington, and together with MIM) (the Subadvisors) for John Hancock Diversified Real Assets Fund (the fund). The Advisory Agreement and the Subadvisory Agreements are collectively referred to as the Agreements. Prior to the June 23-26, 2025 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at the meeting held on May 27-May 29, 2025. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 23-26, 2025, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreements between the Advisor and the Subadvisors with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreements, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisors, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisors, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisors regarding the nature, extent and quality of services provided by the Advisor and the Subadvisors under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreements are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisors is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisors to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from each Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of MIM with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreements separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisors in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
| JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	24

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by each Subadvisor, and is also responsible for monitoring and reviewing the activities of each Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisors’ investment performance and compliance programs, such as the Subadvisors’ compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
25	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND |

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index and peer group median for the one-, three-, and five-year periods ended December 31, 2024. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and each Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees for the fund are higher than the peer group median and total expenses for the fund are lower than the peer group median.
The Board took into account management’s discussion of the fund’s expenses. The Board also took into account management’s discussion with respect to overall management fee and the fees of the Subadvisors, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fees, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fees, and that such fees are negotiated at arm’s length with respect to the Wellington. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and
| JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	26

Subadvisors’ services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that MIM is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length with respect to Wellington;
(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including MIM) from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is
27	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND |

based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreements
In making its determination with respect to approval of the Subadvisory Agreements, the Board reviewed:
(1)	information relating to the Subadvisors’ businesses, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fees for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significant to the Trust’s Advisor and Wellington.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisors, the Board received information provided to the Board by the Subadvisors, including each Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered each Subadvisor’s current level of staffing and its overall resources, as well as received information relating to each Subadvisor’s compensation program. The Board reviewed each Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of each Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, each Subadvisor’s compliance program and any disciplinary history. The Board also considered each Subadvisor’s risk assessment and monitoring process. The Board reviewed each Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of each Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with each Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of each Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisors.
The Board considered each Subadvisor’s investment process and philosophy. The Board took into account that each Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the
| JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	28

placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by each Subadvisor and the profitability to each Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreements are paid by the Advisor and not the fund.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with Wellington and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by Wellington from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to Wellington) of any material relationships with respect to Wellington, which include arrangements in which Wellington or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreements.
In addition, the Board considered other potential indirect benefits that the Subadvisors and their affiliates may receive from the Subadvisors’ relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to each Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisors with respect to the fund and compared them to fees charged by each Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisors. The Board was mindful of the Advisor’s focus on the Subadvisors’ performance. The Board also noted the Subadvisors’ long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreements was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)	the subadvisory fees are reasonable in relation to the level and quality of services being provided; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
* * *
29	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND |

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreements would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreements for an additional one-year period.
| JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	30

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Diversified Real Assets Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
DRASA 9/25
11/25

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Fundamental Equity Income Fund
U.S. equity
September 30, 2025

John Hancock
Fundamental Equity Income Fund

2	Fund’s investments
6	Financial statements
9	Financial highlights
13	Notes to financial statements
20	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND |

Fund’s investments
AS OF 9-30-25 (unaudited)
	Shares	Value
Common stocks 93.4%		$5,726,162
(Cost $4,891,076)
Communication services 6.7%		408,532
Interactive media and services 3.2%
Alphabet, Inc., Class A	608	147,805
Meta Platforms, Inc., Class A	62	45,532
Media 3.5%
Comcast Corp., Class A	6,849	215,195
Consumer discretionary 11.0%		672,903
Automobile components 0.7%
Mobileye Global, Inc., Class A (A)	3,123	44,097
Broadline retail 1.1%
Amazon.com, Inc. (A)	306	67,188
Hotels, restaurants and leisure 4.2%
Las Vegas Sands Corp.	1,680	90,367
Starbucks Corp.	556	47,038
Vail Resorts, Inc.	780	116,665
Household durables 2.1%
Lennar Corp., Class A	1,005	126,670
Specialty retail 0.7%
Lowe’s Companies, Inc.	180	45,236
Textiles, apparel and luxury goods 2.2%
LVMH Moet Hennessy Louis Vuitton SE, ADR	1,109	135,642
Consumer staples 7.0%		428,464
Beverages 1.7%
Diageo PLC, ADR	1,081	103,160
Consumer staples distribution and retail 1.2%
Walmart, Inc.	743	76,574
Food products 1.7%
Danone SA, ADR	5,901	103,327
Household products 1.9%
Reckitt Benckiser Group PLC, ADR	5,179	80,326
Reynolds Consumer Products, Inc.	1,382	33,818
Personal care products 0.5%
Kenvue, Inc.	1,926	31,259
Energy 7.0%		432,427
Oil, gas and consumable fuels 7.0%
Cheniere Energy, Inc.	757	177,880
Kinder Morgan, Inc.	2,646	74,908
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND	2

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Suncor Energy, Inc.	3,645	$152,397
Valero Energy Corp.	160	27,242
Financials 16.1%		989,994
Banks 4.0%
Bank of America Corp.	965	49,784
Citigroup, Inc.	928	94,192
First Hawaiian, Inc.	1,561	38,760
Wells Fargo & Company	744	62,362
Capital markets 10.7%
KKR & Company, Inc.	877	113,966
Morgan Stanley	735	116,836
Nasdaq, Inc.	1,656	146,473
S&P Global, Inc.	115	55,972
State Street Corp.	1,077	124,943
The Goldman Sachs Group, Inc.	121	96,358
Consumer finance 1.4%
American Express Company	272	90,348
Health care 19.7%		1,205,500
Health care equipment and supplies 3.5%
Becton, Dickinson and Company	799	149,549
Zimmer Biomet Holdings, Inc.	641	63,139
Health care providers and services 6.4%
Elevance Health, Inc.	528	170,603
McKesson Corp.	107	82,662
UnitedHealth Group, Inc.	409	141,228
Life sciences tools and services 1.9%
Thermo Fisher Scientific, Inc.	243	117,860
Pharmaceuticals 7.9%
Bristol-Myers Squibb Company	2,567	115,772
GSK PLC, ADR	4,276	184,552
Haleon PLC, ADR	10,931	98,051
Merck & Company, Inc.	978	82,084
Industrials 6.9%		422,756
Air freight and logistics 1.6%
United Parcel Service, Inc., Class B	1,208	100,904
Electrical equipment 1.4%
Regal Rexnord Corp.	579	83,052
Ground transportation 0.7%
Union Pacific Corp.	178	42,074
3	JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Industrials (continued)
Machinery 1.0%
Fortive Corp.	1,268	$62,119
Trading companies and distributors 2.2%
United Rentals, Inc.	141	134,607
Information technology 11.3%		696,095
Semiconductors and semiconductor equipment 3.7%
Analog Devices, Inc.	250	61,425
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	381	106,409
Texas Instruments, Inc.	315	57,875
Software 7.6%
Adobe, Inc. (A)	171	60,320
Microsoft Corp.	406	210,288
Oracle Corp.	514	144,557
Salesforce, Inc.	233	55,221
Materials 2.3%		139,176
Chemicals 2.3%
LyondellBasell Industries NV, Class A	2,838	139,176
Real estate 5.4%		330,315
Specialized REITs 5.4%
American Tower Corp.	525	100,968
Crown Castle, Inc.	1,357	130,937
Millrose Properties, Inc., Class A	2,928	98,410

	Yield (%)	Shares	Value
Short-term investments 8.4%			$511,865
(Cost $511,654)
Short-term funds 8.4%			511,865
John Hancock Collateral Trust (B)	4.0668(C)	51,169	511,865

Total investments (Cost $5,402,730) 101.8%	$6,238,027
Other assets and liabilities, net (1.8%)	(109,956)
Total net assets 100.0%	$6,128,071

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(C)	The rate shown is the annualized seven-day yield as of 9-30-25.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND	4

At 9-30-25, the aggregate cost of investments for federal income tax purposes was $5,410,845. Net unrealized appreciation aggregated to $827,182, of which $1,066,112 related to gross unrealized appreciation and $238,930 related to gross unrealized depreciation.
The fund had the following country composition as a percentage of net assets on 9-30-25:
United States	83.6%
United Kingdom	7.6%
France	3.9%
Canada	2.5%
Taiwan	1.7%
Other countries	0.7%
TOTAL	100.0%
5	JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 9-30-25 (unaudited)

Assets
Unaffiliated investments, at value (Cost $4,891,076)	$5,726,162
Affiliated investments, at value (Cost $511,654)	511,865
Total investments, at value (Cost $5,402,730)	6,238,027
Dividends and interest receivable	11,210
Receivable from affiliates	574
Other assets	53,102
Total assets	6,302,913
Liabilities
Payable for investments purchased	144,064
Payable to affiliates
Accounting and legal services fees	313
Transfer agent fees	937
Trustees’ fees	32
Other liabilities and accrued expenses	29,496
Total liabilities	174,842
Net assets	$6,128,071
Net assets consist of
Paid-in capital	$3,456,970
Total distributable earnings (loss)	2,671,101
Net assets	$6,128,071

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($257,370 ÷ 18,976 shares)[1]	$13.56
Class C ($59,293 ÷ 4,372 shares)[1]	$13.56
Class I ($5,751,799 ÷ 424,307 shares)	$13.56
Class R6 ($59,609 ÷ 4,395 shares)	$13.56
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$14.27

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Fundamental Equity Income Fund	6

STATEMENT OF OPERATIONS For the six months ended 9-30-25 (unaudited)

Investment income
Dividends	$165,622
Dividends from affiliated investments	15,746
Less foreign taxes withheld	(3,012)
Total investment income	178,356
Expenses
Investment management fees	37,153
Distribution and service fees	402
Accounting and legal services fees	1,227
Transfer agent fees	6,869
Trustees’ fees	174
Custodian fees	6,678
State registration fees	47,667
Printing and postage	9,430
Professional fees	32,336
Other	9,064
Total expenses	151,000
Less expense reductions	(99,731)
Net expenses	51,269
Net investment income	127,087
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	1,478,476
Affiliated investments	264
1,478,740
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(400,958)
Affiliated investments	(212)
(401,170)
Net realized and unrealized gain	1,077,570
Increase in net assets from operations	$1,204,657
7	JOHN HANCOCK Fundamental Equity Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 9-30-25 (unaudited)	Year ended 3-31-25
Increase (decrease) in net assets
From operations
Net investment income	$127,087	$199,299
Net realized gain	1,478,740	571,348
Change in net unrealized appreciation (depreciation)	(401,170)	(24,014)
Increase in net assets resulting from operations	1,204,657	746,633
Distributions to shareholders
From earnings
Class A	(2,180)	—
Class C	(521)	—
Class I	(115,654)	(662,931)
Class R6	(832)	—
Total distributions	(119,187)	(662,931)
From fund share transactions	(7,360,245)	2,669,120
Total increase (decrease)	(6,274,775)	2,752,822
Net assets
Beginning of period	12,402,846	9,650,024
End of period	$6,128,071	$12,402,846
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Fundamental Equity Income Fund	8

Financial highlights
CLASS A SHARES Period ended	9-30-25[1]
Per share operating performance
Net asset value, beginning of period	$11.54
Net investment income[2]	0.09
Net realized and unrealized gain (loss) on investments	2.10
Total from investment operations	2.19
Less distributions
From net investment income	(0.17)
Net asset value, end of period	$13.56
Total return (%)[3,4]	18.99[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.68[7]
Expenses including reductions	1.07[7]
Net investment income	1.41[7]
Portfolio turnover (%)	15[8]

[1]	The inception date for Class A shares is 4-4-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Portfolio turnover is shown for the period from 4-1-25 to 9-30-25.
9	JOHN HANCOCK Fundamental Equity Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	9-30-25[1]
Per share operating performance
Net asset value, beginning of period	$11.54
Net investment income[2]	0.05
Net realized and unrealized gain (loss) on investments	2.09
Total from investment operations	2.14
Less distributions
From net investment income	(0.12)
Net asset value, end of period	$13.56
Total return (%)[3,4]	18.56[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	3.43[7]
Expenses including reductions	1.82[7]
Net investment income	0.81[7]
Portfolio turnover (%)	15[8]

[1]	The inception date for Class C shares is 4-4-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Portfolio turnover is shown for the period from 4-1-25 to 9-30-25.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Fundamental Equity Income Fund	10

CLASS I SHARES Period ended	9-30-25[1]	3-31-25	3-31-24	3-31-23[2]
Per share operating performance
Net asset value, beginning of period	$12.56	$12.40	$10.77	$10.00
Net investment income[3]	0.13	0.25	0.21	0.13
Net realized and unrealized gain (loss) on investments	1.06	0.74	2.14	0.78
Total from investment operations	1.19	0.99	2.35	0.91
Less distributions
From net investment income	(0.19)	(0.26)	(0.20)	(0.14)
From net realized gain	—	(0.57)	(0.52)	—
Total distributions	(0.19)	(0.83)	(0.72)	(0.14)
Net asset value, end of period	$13.56	$12.56	$12.40	$10.77
Total return (%)[4]	9.39[5]	8.08	22.42	9.22[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$6	$12	$10	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	2.43[6]	1.51	1.82	4.25[7]
Expenses including reductions	0.82[6]	0.82	0.83	0.82[7]
Net investment income	2.06[6]	1.93	1.91	1.72[6]
Portfolio turnover (%)	15	38	34	26

[1]	Six months ended 9-30-25. Unaudited.
[2]	Period from 6-28-22 (commencement of operations) to 3-31-23.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Annualized. Certain expenses are presented unannualized.
11	JOHN HANCOCK Fundamental Equity Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	9-30-25[1]
Per share operating performance
Net asset value, beginning of period	$11.54
Net investment income[2]	0.12
Net realized and unrealized gain (loss) on investments	2.09
Total from investment operations	2.21
Less distributions
From net investment income	(0.19)
Net asset value, end of period	$13.56
Total return (%)[3]	19.20[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.33[6]
Expenses including reductions	0.72[6]
Net investment income	1.91[6]
Portfolio turnover (%)	15[7]

[1]	The inception date for Class R6 shares is 4-4-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
[7]	Portfolio turnover is shown for the period from 4-1-25 to 9-30-25.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Fundamental Equity Income Fund	12

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Fundamental Equity Income Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation and current income.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates,
13	JOHN HANCOCK Fundamental Equity Income Fund |

prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of September 30, 2025, all investments are categorized as Level 1 under the hierarchy described above.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an
| JOHN HANCOCK Fundamental Equity Income Fund	14

aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the six months ended September 30, 2025, the fund had no borrowings under the line of credit. Commitment fees for the six months ended September 30, 2025 were $28.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of March 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
15	JOHN HANCOCK Fundamental Equity Income Fund |

Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.600% of the first $1 billion of the fund’s average daily net assets; (b) 0.585% of the next $1 billion of the fund’s average daily net assets; and (c) 0.550% of the fund’s average daily net assets in excess of $2 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended September 30, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which expenses of the fund exceed 0.71% of average daily net assets of the fund. For purposes of this agreement, expenses of the fund means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly, and (i) short dividend expense. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended September 30, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$1,341
Class C	526
Class I	97,337
Class	Expense reduction
Class R6	$527
Total	$99,731

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended September 30, 2025, were equivalent to a net annual effective rate of 0.00% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended September 30, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
| JOHN HANCOCK Fundamental Equity Income Fund	16

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares may be subject to up-front sales charges. For the six months ended September 30, 2025, no sales charges were assessed.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended September 30, 2025, there were no CDSCs received by the Distributor for Class A or Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended September 30, 2025 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$131	$58
Class C	271	29
Class I	—	6,780
Class R6	—	2
Total	$402	$6,869
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
17	JOHN HANCOCK Fundamental Equity Income Fund |

Note 5—Fund share transactions
Transactions in fund shares for the six months ended September 30, 2025 and for the year ended March 31, 2025 were as follows:
	Six Months Ended 9-30-25		Year Ended 3-31-25
	Shares	Amount	Shares	Amount
Class A shares[1]
Sold	18,814	$242,059	—	—
Distributions reinvested	162	2,180	—	—
Net increase	18,976	$244,239	—	—
Class C shares[1]
Sold	4,333	$50,000	—	—
Distributions reinvested	39	521	—	—
Net increase	4,372	$50,521	—	—
Class I shares
Sold	—	—	156,691	$2,006,189
Distributions reinvested	8,810	$115,654	52,617	662,931
Repurchased	(572,170)	(7,821,491)	—	—
Net increase (decrease)	(563,360)	$(7,705,837)	209,308	$2,669,120
Class R6 shares[1]
Sold	4,333	$50,000	—	—
Distributions reinvested	62	832	—	—
Net increase	4,395	$50,832	—	—
Total net increase (decrease)	(535,617)	$(7,360,245)	209,308	$2,669,120

[1]	The inception date for Class A, Class C and Class R6 shares is 4-4-25.
Affiliates of the fund owned 23%, 100%, 100% and 100% of shares of Class A, Class C, Class I and Class R6, respectively, on September 30, 2025. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $1,663,007 and $8,374,098, respectively, for the six months ended September 30, 2025.
Note 7—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
| JOHN HANCOCK Fundamental Equity Income Fund	18

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	51,169	$977,036	$398,887	$(864,110)	$264	$(212)	$15,746	—	$511,865
Note 8—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
19	JOHN HANCOCK Fundamental Equity Income Fund |

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Investment Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor), for John Hancock Fundamental Equity Income Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-26, 2025 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at the meeting held on May 27 – May 29, 2025. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At a meeting held on June 23-26, 2025, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meeting a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparatively managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent, and quality of services to be provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s anticipated revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year  was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and were afforded the opportunity to request additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
| JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND	20

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services to be provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor would be responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the subadvisors’ investment performance and compliance programs, such as the subadvisors’ compliance with fund policies and objectives; review of brokerage matters, including with respect to trade allocation and best execution; and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications, and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
21	JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND |

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust, and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index  and its peer group median for the one-year period ended December 31, 2024 and since its inception on June 30, 2022, for the period ended December 31, 2024. The Board took into account management’s discussion of the fund’s performance, including the favorable performance to the benchmark index and relative to its peer group median for the one-year period and since its inception on June 30, 2022. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index.
Fees and Expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are lower than the peer group median.
The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board also noted that the fund’s distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by
| JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND	22

the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds.
The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall Out Benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor will also provide administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor will provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund’s Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor will derive reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund will be paid by Advisor;
(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it will provide to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund is reasonable and not excessive.
Economies of Scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
23	JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND |

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the proposed advisory fee structure for the fund and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements will permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the potential effect of the fund’s future growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(a)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(b)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(c)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data.
Nature, Extent, and Quality of Services. With respect to the services provided by the Subadvisor, the Board received and reviewed information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as considered information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular periodic reviews of the Subadvisor and its operations in regard to the Funds, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
| JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND	24

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.
The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fee as compared to similarly situated investment companies deemed to be comparable to the fund, as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered performance results of comparable funds managed by the Subadvisor against an applicable benchmark. The Board also noted that it reviews at its regularly scheduled meetings information about the performance of other John Hancock Funds managed by the Advisor. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager,
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index;
(3)	the subadvisory fees are reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
25	JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Fundamental Equity Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4873397	490SA 9/25
11/25

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Global Climate Action Fund
International equity
September 30, 2025

John Hancock
Global Climate Action Fund

2	Fund’s investments
4	Financial statements
7	Financial highlights
8	Notes to financial statements
14	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK GLOBAL CLIMATE ACTION FUND |

Fund’s investments
AS OF 9-30-25 (unaudited)
	Shares	Value
Common stocks 99.6%		$6,674,996
(Cost $5,744,597)
Canada 1.0%		65,152
Constellation Software, Inc.	24	65,152
France 5.7%		384,626
Capgemini SE	670	97,738
EssilorLuxottica SA	135	43,977
Schneider Electric SE	863	242,911
Germany 6.2%		419,129
Deutsche Boerse AG	432	115,686
SAP SE	738	197,612
Siemens AG	392	105,831
Ireland 3.9%		260,188
Allegion PLC	900	159,615
Medtronic PLC	1,056	100,573
Japan 1.7%		111,768
Keyence Corp.	300	111,768
Netherlands 3.1%		205,519
Koninklijke Ahold Delhaize NV	5,079	205,519
Switzerland 3.9%		263,327
Cie Financiere Richemont SA, A Shares	1,053	202,141
Givaudan SA	15	61,186
United Kingdom 6.0%		403,303
Intertek Group PLC	3,001	191,025
London Stock Exchange Group PLC	1,851	212,278
United States 68.1%		4,561,984
AECOM	1,476	192,574
Alphabet, Inc., Class A	1,021	248,205
Amazon.com, Inc. (A)	676	148,429
AMETEK, Inc.	343	64,484
Applied Materials, Inc.	608	124,482
Avery Dennison Corp.	929	150,656
Becton, Dickinson and Company	1,278	239,203
Brown & Brown, Inc.	2,215	207,745
Cencora, Inc.	782	244,398
Cisco Systems, Inc.	2,297	157,161
Danaher Corp.	576	114,198
Johnson Controls International PLC	1,587	174,491
Lowe’s Companies, Inc.	833	209,341
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK GLOBAL CLIMATE ACTION FUND	2

	Shares	Value
United States (continued)
Marsh & McLennan Companies, Inc.	749	$150,946
McDonald’s Corp.	288	87,520
Meta Platforms, Inc., Class A	169	124,110
Microsoft Corp.	1,040	538,668
Motorola Solutions, Inc.	181	82,769
NVIDIA Corp.	2,222	414,581
Otis Worldwide Corp.	919	84,024
Salesforce, Inc.	283	67,071
Sysco Corp.	1,864	153,482
Texas Instruments, Inc.	841	154,517
Union Pacific Corp.	821	194,060
Visa, Inc., Class A	688	234,869

	Yield (%)	Shares	Value
Short-term investments 0.7%			$44,779
(Cost $44,778)
Short-term funds 0.7%			44,779
John Hancock Collateral Trust (B)	4.0668(C)	4,476	44,779

Total investments (Cost $5,789,375) 100.3%	$6,719,775
Other assets and liabilities, net (0.3%)	(19,741)
Total net assets 100.0%	$6,700,034

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(C)	The rate shown is the annualized seven-day yield as of 9-30-25.
At 9-30-25, the aggregate cost of investments for federal income tax purposes was $5,797,422. Net unrealized appreciation aggregated to $922,353, of which $1,021,317 related to gross unrealized appreciation and $98,964 related to gross unrealized depreciation.
The fund had the following sector composition as a percentage of total investments on 9-30-25:
Information technology	30.0%
Industrials	21.0%
Financials	13.7%
Health care	11.1%
Consumer discretionary	9.7%
Communication services	5.5%
Consumer staples	5.4%
Materials	3.2%
Short-term investments and other	0.4%
TOTAL	100.0%
3	JOHN HANCOCK GLOBAL CLIMATE ACTION FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 9-30-25 (unaudited)

Assets
Unaffiliated investments, at value (Cost $5,744,597)	$6,674,996
Affiliated investments, at value (Cost $44,778)	44,779
Total investments, at value (Cost $5,789,375)	6,719,775
Cash	459
Foreign currency, at value (Cost $10)	10
Dividends and interest receivable	5,606
Receivable for investments sold	66,685
Receivable from affiliates	367
Other assets	29
Total assets	6,792,931
Liabilities
Payable for investments purchased	65,618
Payable to affiliates
Accounting and legal services fees	183
Transfer agent fees	585
Trustees’ fees	42
Other liabilities and accrued expenses	26,469
Total liabilities	92,897
Net assets	$6,700,034
Net assets consist of
Paid-in capital	$5,360,547
Total distributable earnings (loss)	1,339,487
Net assets	$6,700,034

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class I ($6,700,034 ÷ 532,993 shares)	$12.57
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Global Climate Action Fund	4

STATEMENT OF OPERATIONS For the six months ended 9-30-25 (unaudited)

Investment income
Dividends	$60,223
Dividends from affiliated investments	1,126
Less foreign taxes withheld	(3,562)
Total investment income	57,787
Expenses
Investment management fees	27,065
Accounting and legal services fees	624
Transfer agent fees	3,543
Trustees’ fees	110
Custodian fees	5,538
Printing and postage	8,756
Professional fees	30,660
Other	6,452
Total expenses	82,748
Less expense reductions	(52,457)
Net expenses	30,291
Net investment income	27,496
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	292,558
Affiliated investments	(4)
292,554
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	478,481
Affiliated investments	1
478,482
Net realized and unrealized gain	771,036
Increase in net assets from operations	$798,532
5	JOHN HANCOCK Global Climate Action Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 9-30-25 (unaudited)	Year ended 3-31-25
Increase (decrease) in net assets
From operations
Net investment income	$27,496	$24,613
Net realized gain	292,554	387,978
Change in net unrealized appreciation (depreciation)	478,482	(74,845)
Increase in net assets resulting from operations	798,532	337,746
Distributions to shareholders
From earnings
Class I	—	(365,235)
Total distributions	—	(365,235)
From fund share transactions	—	365,235
Total increase	798,532	337,746
Net assets
Beginning of period	5,901,502	5,563,756
End of period	$6,700,034	$5,901,502
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Global Climate Action Fund	6

Financial highlights
CLASS I SHARES Period ended	9-30-25[1]	3-31-25	3-31-24[2]
Per share operating performance
Net asset value, beginning of period	$11.07	$11.13	$10.00
Net investment income (loss)[3]	0.05	0.05	(0.01)
Net realized and unrealized gain (loss) on investments	1.45	0.62	1.14
Total from investment operations	1.50	0.67	1.13
Less distributions
From net investment income	—	(0.05)	—
From net realized gain	—	(0.68)	—
Total distributions	—	(0.73)	—
Net asset value, end of period	$12.57	$11.07	$11.13
Total return (%)[4]	13.55[5]	6.02	11.30[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$7	$6	$6
Ratios (as a percentage of average net assets):
Expenses before reductions	2.60[6]	3.80	4.66[7]
Expenses including reductions	0.95[6]	0.95	0.98[7]
Net investment income (loss)	0.86[6]	0.42	(0.20)[6]
Portfolio turnover (%)	58	84	16

[1]	Six months ended 9-30-25. Unaudited.
[2]	Period from 12-19-23 (commencement of operations) to 3-31-24.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the period.
[5]	Not annualized.
[6]	Annualized.
[7]	Annualized. Certain expenses are presented unannualized.
7	JOHN HANCOCK Global Climate Action Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Global Climate Action Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide long-term capital growth by investing in a diversified portfolio of Climate Leaders. Climate Leaders are issuers that the manager determines are aligned with the principles of the Paris Agreement, an international treaty that aims to strengthen the global response to the threat of climate change. For further information on the fund’s investment objective and strategy, see the fund’s prospectus. Unless otherwise indicated, defined terms have the same meaning as set forth in the fund’s prospectus.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee,
| JOHN HANCOCK Global Climate Action Fund	8

following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of September 30, 2025, by major security category or type:
	Total value at 9-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Canada	$65,152	$65,152	—	—
France	384,626	—	$384,626	—
Germany	419,129	—	419,129	—
Ireland	260,188	260,188	—	—
Japan	111,768	—	111,768	—
Netherlands	205,519	—	205,519	—
Switzerland	263,327	—	263,327	—
United Kingdom	403,303	—	403,303	—
United States	4,561,984	4,561,984	—	—
Short-term investments	44,779	44,779	—	—
Total investments in securities	$6,719,775	$4,932,103	$1,787,672	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized
9	JOHN HANCOCK Global Climate Action Fund |

and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of March 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
| JOHN HANCOCK Global Climate Action Fund	10

Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.850% of the first $500 million of the fund’s average daily net assets; and (b) 0.830% of the fund’s average daily net assets in excess of $500 million. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. Prior to June 30, 2025, the Advisor had a subadvisory agreement with Manulife Investment Management (North America) Limited, also an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended September 30, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which expenses of the fund exceed 0.84% of average daily net assets of the fund. For purposes of this agreement, expenses of the fund means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly, and (i) short dividend expense. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time
The expense reductions described above amounted to $52,457 for the six months ended September 30, 2025.
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended September 30, 2025, were equivalent to a net annual effective rate of 0.00% of the fund’s average daily net assets.
11	JOHN HANCOCK Global Climate Action Fund |

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred, for the six months ended September 30, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the six months ended September 30, 2025 and for the year ended March 31, 2025 were as follows:
	Six Months Ended 9-30-25		Year Ended 3-31-25
	Shares	Amount	Shares	Amount
Class I shares
Distributions reinvested	—	—	32,993	$365,235
Net increase	—	—	32,993	$365,235
Total net increase (decrease)	—	—	32,993	$365,235
Affiliates of the fund owned 100% of shares of Class I on September 30, 2025. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $3,669,647 and $3,649,819, respectively, for the six months ended September 30, 2025.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
| JOHN HANCOCK Global Climate Action Fund	12

Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	4,476	$54,938	$772,871	$(783,027)	$(4)	$1	$1,126	—	$44,779
Note 9—Environmentally focused and environmental, social, and governance (ESG) investing risks
The fund’s environmental criteria limit the available investments compared to funds with no such criteria. The fund’s incorporation of environmental criteria may affect the fund’s exposure to certain sectors and/or types of investments, and under certain economic conditions, this could cause the fund to underperform funds that invest in a broader array of investments depending on whether such sectors or investments are in or out of favor in the market. The data provided by third parties may be incomplete, inaccurate or unavailable, which could cause the manager to incorrectly assess environmental data related to a particular company.
Incorporating ESG criteria and investing primarily in instruments that have certain ESG characteristics, as determined by the manager, carries the risk that the fund may perform differently, including underperforming, funds that do not utilize an ESG investment strategy, or funds that utilize different ESG criteria. Although the manager has established its own process for evaluation of ESG factors, successful application of the fund’s sustainable investment strategy will depend on the manager’s skill in researching, identifying and analyzing material ESG issues, as well as on the availability of relevant data. ESG factors may be evaluated differently by different managers, and may not carry the same meaning to all investors and managers. The regulatory landscape with respect to ESG investing in the United States is evolving and any future rules or regulations may require the fund to change its investment process with respect to ESG integration.
Note 10—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
13	JOHN HANCOCK Global Climate Action Fund |

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

Approval of Advisory and Subadvisory Agreements
This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Investment Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor), for John Hancock Global Climate Action Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-26, 2025 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at the meeting held on May 27 – May 29, 2025. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
At a meeting held on June 23-26, 2025, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meeting a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparatively managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent, and quality of services to be provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s anticipated revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year  was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and were afforded the opportunity to request additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
| JOHN HANCOCK GLOBAL CLIMATE ACTION FUND	14

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services to be provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor would be responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the subadvisors’ investment performance and compliance programs, such as the subadvisors’ compliance with fund policies and objectives; review of brokerage matters, including with respect to trade allocation and best execution; and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications, and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
15	JOHN HANCOCK GLOBAL CLIMATE ACTION FUND |

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust, and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance.  Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index for the one-year period ended December 31, 2024. The Board also noted that the fund outperformed relative to its peer group median for the one-year period ended December 31, 2024.The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to its peer group median for the one-year period. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees are equal to the median and net total expenses for the fund are higher than the peer group median.
The Board took into account management’s discussion of the fund’s expenses. The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board also noted that the fund’s distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory
| JOHN HANCOCK GLOBAL CLIMATE ACTION FUND	16

affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds.
The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits.In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor will also provide administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor will provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund’s Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor will derive reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund will be paid by Advisor;
(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it will provide to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund is reasonable and not excessive.
Economies of scale.In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
17	JOHN HANCOCK GLOBAL CLIMATE ACTION FUND |

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the proposed advisory fee structure for the fund and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements will permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the potential effect of the fund’s future growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(a)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(b)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(c)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received and reviewed information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as considered information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular periodic reviews of the Subadvisor and its operations in regard to the Funds, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
| JOHN HANCOCK GLOBAL CLIMATE ACTION FUND	18

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.
The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the New Fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fee as compared to similarly situated investment companies deemed to be comparable to the fund, as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance.  As noted above, the Board considered performance results of comparable funds managed by the Subadvisor against an applicable benchmark. The Board also noted that it reviews at its regularly scheduled meetings information about the performance of other John Hancock Funds managed by the Advisor. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager,
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds;
(3)	the subadvisory fees are reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
19	JOHN HANCOCK GLOBAL CLIMATE ACTION FUND |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Global Climate Action Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
491SA 9/25
11/25

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Mid Cap Growth Fund
U.S. equity
September 30, 2025

John Hancock
Mid Cap Growth Fund

2	Fund’s investments
6	Financial statements
9	Financial highlights
14	Notes to financial statements
22	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK MID CAP GROWTH FUND |

Fund’s investments
AS OF 9-30-25 (unaudited)
	Shares	Value
Common stocks 97.5%		$1,220,977,665
(Cost $988,789,006)
Communication services 10.7%		134,081,595
Entertainment 8.9%
Liberty Media Corp.-Liberty Formula One, Series C (A)	374,629	39,129,999
Live Nation Entertainment, Inc. (A)	188,322	30,771,815
ROBLOX Corp., Class A (A)	296,564	41,080,045
Interactive media and services 1.8%
Reddit, Inc., Class A (A)	100,438	23,099,736
Consumer discretionary 20.2%		252,985,712
Broadline retail 1.2%
Ollie’s Bargain Outlet Holdings, Inc. (A)	114,916	14,755,214
Hotels, restaurants and leisure 12.3%
Carnival Corp. (A)	675,388	19,525,467
Cava Group, Inc. (A)	82,606	4,990,228
DraftKings, Inc., Class A (A)	811,470	30,348,978
Flutter Entertainment PLC (A)	60,669	15,409,926
Hilton Worldwide Holdings, Inc.	23,912	6,203,729
Life Time Group Holdings, Inc. (A)	615,589	16,990,256
Marriott International, Inc., Class A	103,529	26,963,093
Royal Caribbean Cruises, Ltd.	104,605	33,848,086
Specialty retail 4.1%
Chewy, Inc., Class A (A)	606,872	24,547,972
Dick’s Sporting Goods, Inc.	57,326	12,738,984
Five Below, Inc. (A)	87,285	13,502,990
Textiles, apparel and luxury goods 2.6%
On Holding AG, Class A (A)	593,134	25,119,225
Tapestry, Inc.	71,026	8,041,564
Consumer staples 1.0%		12,321,109
Consumer staples distribution and retail 1.0%
U.S. Foods Holding Corp. (A)	160,808	12,321,109
Energy 3.3%		41,767,279
Oil, gas and consumable fuels 3.3%
Cameco Corp.	53,582	4,493,387
Coterra Energy, Inc.	237,146	5,608,503
Diamondback Energy, Inc.	44,216	6,327,310
Targa Resources Corp.	151,236	25,338,079
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MID CAP GROWTH FUND	2

	Shares	Value
Financials 7.4%		$92,961,326
Capital markets 7.4%
Evercore, Inc., Class A	63,247	21,334,478
Interactive Brokers Group, Inc., Class A	409,665	28,189,049
KKR & Company, Inc.	134,287	17,450,596
Tradeweb Markets, Inc., Class A	229,835	25,507,088
Financial services 0.0%
Klarna Group PLC (A)(B)	13,100	480,115
Health care 11.5%		143,644,265
Biotechnology 6.7%
Argenx SE, ADR (A)	17,710	13,062,188
Exact Sciences Corp. (A)	406,172	22,221,670
Ionis Pharmaceuticals, Inc. (A)	98,627	6,452,178
Natera, Inc. (A)	207,546	33,408,680
United Therapeutics Corp. (A)	21,382	8,963,548
Health care equipment and supplies 0.8%
Glaukos Corp. (A)	126,370	10,305,474
Health care providers and services 1.6%
The Ensign Group, Inc.	112,575	19,449,583
Health care technology 2.3%
Veeva Systems, Inc., Class A (A)	94,417	28,127,768
Pharmaceuticals 0.1%
Structure Therapeutics, Inc., ADR (A)(B)	59,042	1,653,176
Industrials 16.2%		203,070,656
Aerospace and defense 5.7%
Axon Enterprise, Inc. (A)	31,267	22,438,450
Howmet Aerospace, Inc.	196,822	38,622,381
Kratos Defense & Security Solutions, Inc. (A)	114,018	10,417,825
Air freight and logistics 1.4%
CH Robinson Worldwide, Inc.	131,441	17,402,788
Commercial services and supplies 1.4%
Clean Harbors, Inc. (A)	77,142	17,913,915
Construction and engineering 2.1%
Quanta Services, Inc.	62,593	25,939,791
Electrical equipment 3.0%
Vertiv Holdings Company, Class A	249,799	37,684,677
Professional services 1.0%
Paycom Software, Inc.	63,296	13,174,429
Trading companies and distributors 1.6%
FTAI Aviation, Ltd.	116,723	19,476,400
3	JOHN HANCOCK MID CAP GROWTH FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Information technology 22.7%		$283,582,533
Electronic equipment, instruments and components 8.9%
Celestica, Inc. (A)	154,395	38,039,840
Cognex Corp.	355,996	16,126,619
Corning, Inc.	160,181	13,139,647
Flex, Ltd. (A)	449,368	26,049,863
Trimble, Inc. (A)	223,282	18,230,975
IT services 4.5%
Cloudflare, Inc., Class A (A)	184,230	39,533,916
Snowflake, Inc. (A)	71,133	16,044,048
Software 9.3%
AppLovin Corp., Class A (A)	26,315	18,908,380
Clearwater Analytics Holdings, Inc., Class A (A)	94,629	1,705,215
DocuSign, Inc. (A)	350,890	25,295,660
Figma, Inc., Class A (A)(B)	177,955	9,230,526
Guidewire Software, Inc. (A)	68,592	15,766,557
HubSpot, Inc. (A)	33,259	15,558,560
Samsara, Inc., Class A (A)	463,055	17,248,799
ServiceTitan, Inc., Class A (A)	114,597	11,554,816
Via Transportation, Inc., Class A (A)(B)	23,900	1,149,112
Real estate 1.3%		16,918,177
Real estate management and development 1.3%
Zillow Group, Inc., Class C (A)	219,574	16,918,177
Utilities 3.2%		39,645,013
Electric utilities 2.4%
NRG Energy, Inc.	181,235	29,351,008
Gas utilities 0.8%

Atmos Energy Corp.	60,287	10,294,005

Preferred securities 0.4%		$4,620,080
(Cost $9,360,258)
Information technology 0.4%		4,620,080
Software 0.4%
Essence Group Holdings Corp. (A)(C)(D)	2,958,957	2,455,934
Lookout, Inc., Series F (A)(C)(D)	392,767	2,164,146

	Yield (%)	Shares	Value
Short-term investments 1.9%			$23,464,638
(Cost $23,465,085)
Short-term funds 1.9%			23,464,638
John Hancock Collateral Trust (E)	4.0668(F)	1,218,531	12,189,457
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.0784(F)	11,275,181	11,275,181

SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MID CAP GROWTH FUND	4

Total investments (Cost $1,021,614,349) 99.8%	$1,249,062,383
Other assets and liabilities, net 0.2%	2,687,512
Total net assets 100.0%	$1,251,749,895

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-25.
(C)	Restricted security as to resale. For more information on this security refer to the Notes to financial statements.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(F)	The rate shown is the annualized seven-day yield as of 9-30-25.
At 9-30-25, the aggregate cost of investments for federal income tax purposes was $1,031,447,864. Net unrealized appreciation aggregated to $217,614,519, of which $249,400,112 related to gross unrealized appreciation and $31,785,593 related to gross unrealized depreciation.
5	JOHN HANCOCK MID CAP GROWTH FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 9-30-25 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,009,424,445) including $11,935,843 of securities loaned	$1,236,872,926
Affiliated investments, at value (Cost $12,189,904)	12,189,457
Total investments, at value (Cost $1,021,614,349)	1,249,062,383
Dividends and interest receivable	250,202
Receivable for fund shares sold	217,964
Receivable for investments sold	34,084,777
Receivable for securities lending income	8,162
Other assets	147,264
Total assets	1,283,770,752
Liabilities
Payable for investments purchased	19,336,777
Payable for fund shares repurchased	337,948
Payable upon return of securities loaned	12,189,968
Payable to affiliates
Accounting and legal services fees	34,522
Transfer agent fees	6,308
Trustees’ fees	456
Other liabilities and accrued expenses	114,878
Total liabilities	32,020,857
Net assets	$1,251,749,895
Net assets consist of
Paid-in capital	$921,164,259
Total distributable earnings (loss)	330,585,636
Net assets	$1,251,749,895

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($48,091,218 ÷ 2,478,360 shares)[1]	$19.40
Class C ($179,505 ÷ 9,530 shares)[1]	$18.84
Class I ($6,298,675 ÷ 321,438 shares)	$19.60
Class R6 ($264,795,715 ÷ 13,449,728 shares)	$19.69
Class NAV ($932,384,782 ÷ 47,350,053 shares)	$19.69
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$20.42

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Mid Cap Growth Fund	6

STATEMENT OF OPERATIONS For the six months ended 9-30-25 (unaudited)

Investment income
Dividends	$2,801,469
Securities lending	15,583
Total investment income	2,817,052
Expenses
Investment management fees	5,162,406
Distribution and service fees	56,727
Accounting and legal services fees	122,352
Transfer agent fees	35,784
Trustees’ fees	17,094
Custodian fees	79,254
State registration fees	45,773
Printing and postage	16,141
Professional fees	56,780
Other	26,204
Total expenses	5,618,515
Less expense reductions	(485,911)
Net expenses	5,132,604
Net investment loss	(2,315,552)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	88,013,574
Affiliated investments	(379)
88,013,195
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	118,690,084
Affiliated investments	(457)
118,689,627
Net realized and unrealized gain	206,702,822
Increase in net assets from operations	$204,387,270
7	JOHN HANCOCK Mid Cap Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 9-30-25 (unaudited)	Year ended 3-31-25
Increase (decrease) in net assets
From operations
Net investment loss	$(2,315,552)	$(6,905,167)
Net realized gain	88,013,195	284,151,773
Change in net unrealized appreciation (depreciation)	118,689,627	(217,137,627)
Increase in net assets resulting from operations	204,387,270	60,108,979
From fund share transactions	(146,854,509)	(313,585,422)
Total increase (decrease)	57,532,761	(253,476,443)
Net assets
Beginning of period	1,194,217,134	1,447,693,577
End of period	$1,251,749,895	$1,194,217,134
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Mid Cap Growth Fund	8

Financial highlights
CLASS A SHARES Period ended	9-30-25[1]	3-31-25	3-31-24	3-31-23	3-31-22[2]
Per share operating performance
Net asset value, beginning of period	$16.48	$16.16	$13.31	$17.26	$22.29
Net investment loss[3]	(0.07)	(0.14)	(0.10)	(0.07)	(0.07)
Net realized and unrealized gain (loss) on investments	2.99	0.46	2.95	(2.96)	(4.96)
Total from investment operations	2.92	0.32	2.85	(3.03)	(5.03)
Less distributions
From net realized gain	—	—	—	(0.92)	—
Net asset value, end of period	$19.40	$16.48	$16.16	$13.31	$17.26
Total return (%)[4,5]	17.78[6]	1.98	21.41	(17.12)	(22.57)[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$48	$39	$32	$19	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	1.25[7]	1.25	1.26	1.26	1.24[8]
Expenses including reductions	1.18[7]	1.17	1.18	1.18	1.17[8]
Net investment loss	(0.72)[7]	(0.85)	(0.74)	(0.53)	(0.98)[8]
Portfolio turnover (%)	78	161	114	102	69[9]

[1]	Six months ended 9-30-25. Unaudited.
[2]	The inception date for Class A shares is 11-5-21.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
[8]	Annualized. Certain expenses are presented unannualized.
[9]	Portfolio turnover is shown for the period from 9-1-21 to 3-31-22.
9	JOHN HANCOCK Mid Cap Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	9-30-25[1]	3-31-25	3-31-24	3-31-23	3-31-22[2]
Per share operating performance
Net asset value, beginning of period	$16.06	$15.86	$13.16	$17.21	$22.29
Net investment loss[3]	(0.13)	(0.26)	(0.21)	(0.17)	(0.13)
Net realized and unrealized gain (loss) on investments	2.91	0.46	2.91	(2.96)	(4.95)
Total from investment operations	2.78	0.20	2.70	(3.13)	(5.08)
Less distributions
From net realized gain	—	—	—	(0.92)	—
Net asset value, end of period	$18.84	$16.06	$15.86	$13.16	$17.21
Total return (%)[4,5]	17.31[6]	1.26	20.52	(17.76)	(22.79)[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$—[7]	$—[7]	$—[7]	$—[7]	$—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.00[8]	2.00	2.01	2.01	1.98[9]
Expenses including reductions	1.93[8]	1.92	1.94	1.93	1.92[9]
Net investment loss	(1.47)[8]	(1.60)	(1.50)	(1.28)	(1.77)[9]
Portfolio turnover (%)	78	161	114	102	69[10]

[1]	Six months ended 9-30-25. Unaudited.
[2]	The inception date for Class C shares is 11-5-21.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Annualized. Certain expenses are presented unannualized.
[10]	Portfolio turnover is shown for the period from 9-1-21 to 3-31-22.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Mid Cap Growth Fund	10

CLASS I SHARES Period ended	9-30-25[1]	3-31-25	3-31-24	3-31-23	3-31-22[2]
Per share operating performance
Net asset value, beginning of period	$16.62	$16.26	$13.36	$17.28	$22.29
Net investment loss[3]	(0.04)	(0.10)	(0.07)	(0.05)	(0.05)
Net realized and unrealized gain (loss) on investments	3.02	0.46	2.97	(2.95)	(4.96)
Total from investment operations	2.98	0.36	2.90	(3.00)	(5.01)
Less distributions
From net realized gain	—	—	—	(0.92)	—
Net asset value, end of period	$19.60	$16.62	$16.26	$13.36	$17.28
Total return (%)[4]	17.93[5]	2.21	21.80	(16.98)	(22.48)[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$6	$5	$3	$4	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	1.00[6]	1.00	1.01	1.01	0.99[7]
Expenses including reductions	0.93[6]	0.92	0.94	0.93	0.92[7]
Net investment loss	(0.47)[6]	(0.58)	(0.49)	(0.35)	(0.80)[7]
Portfolio turnover (%)	78	161	114	102	69[8]

[1]	Six months ended 9-30-25. Unaudited.
[2]	The inception date for Class I shares is 11-5-21.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Annualized. Certain expenses are presented unannualized.
[8]	Portfolio turnover is shown for the period from 9-1-21 to 3-31-22.
11	JOHN HANCOCK Mid Cap Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	9-30-25[1]	3-31-25	3-31-24	3-31-23	3-31-22[2,3]	8-31-21[3]	8-31-20[3]
Per share operating performance
Net asset value, beginning of period	$16.69	$16.31	$13.38	$17.29	$28.81	$27.74	$22.24
Net investment loss[4]	(0.03)	(0.08)	(0.05)	(0.03)	(0.08)	(0.20)	(0.11)
Net realized and unrealized gain (loss) on investments	3.03	0.46	2.98	(2.96)	(4.17)	8.88	8.38
Total from investment operations	3.00	0.38	2.93	(2.99)	(4.25)	8.68	8.27
Less distributions
From net realized gain	—	—	—	(0.92)	(7.27)	(7.61)	(2.77)
Net asset value, end of period	$19.69	$16.69	$16.31	$13.38	$17.29	$28.81	$27.74
Total return (%)[5]	17.97[6]	2.33	21.90	(16.81)	(20.41)[6]	33.87	41.40
Ratios and supplemental data
Net assets, end of period (in millions)	$265	$243	$301	$299	$399	$631	$547
Ratios (as a percentage of average net assets):
Expenses before reductions	0.90[7]	0.89	0.90	0.90	0.88[8]	0.92	0.92
Expenses including reductions	0.82[7]	0.81	0.82	0.83	0.82[8]	0.91	0.92
Net investment loss	(0.36)[7]	(0.49)	(0.38)	(0.26)	(0.65)[8]	(0.72)	(0.51)
Portfolio turnover (%)	78	161	114	102	69	91	86

[1]	Six months ended 9-30-25. Unaudited.
[2]	For the seven-month period ended 3-31-22. The inception date for Class R6 shares is 10-18-21. John Hancock Funds II Mid Cap Stock Fund’s (the Accounting Survivor) fiscal year end was August 31 and the fund’s fiscal year end is March 31.
[3]	Financial highlights presented prior to close of business on October 15, 2021 represents the historical operating results of the Accounting Survivor. At the close of business on October 15, 2021, the Accounting Survivor was reorganized into the fund. On the date of reorganization, the accounting and performance history of the Accounting Survivor was retained as that of the fund.
[4]	Based on average daily shares outstanding.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.
[8]	Annualized. Certain expenses are presented unannualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Mid Cap Growth Fund	12

CLASS NAV SHARES Period ended	9-30-25[1]	3-31-25	3-31-24	3-31-23	3-31-22[2,3]	8-31-21[3]	8-31-20[3]
Per share operating performance
Net asset value, beginning of period	$16.69	$16.31	$13.38	$17.29	$28.81	$27.61	$22.09
Net investment loss[4]	(0.03)	(0.08)	(0.05)	(0.03)	(0.08)	(0.19)	(0.10)
Net realized and unrealized gain (loss) on investments	3.03	0.46	2.98	(2.96)	(4.17)	8.86	8.34
Total from investment operations	3.00	0.38	2.93	(2.99)	(4.25)	8.67	8.24
Less distributions
From net realized gain	—	—	—	(0.92)	(7.27)	(7.47)	(2.72)
Net asset value, end of period	$19.69	$16.69	$16.31	$13.38	$17.29	$28.81	$27.61
Total return (%)[5]	18.03[6]	2.33	21.90	(16.86)	(20.37)[6]	33.91	41.47
Ratios and supplemental data
Net assets, end of period (in millions)	$932	$908	$1,112	$1,069	$1,289	$1,515	$1,294
Ratios (as a percentage of average net assets):
Expenses before reductions	0.89[7]	0.89	0.89	0.89	0.87[8]	0.87	0.87
Expenses including reductions	0.81[7]	0.81	0.81	0.82	0.81[8]	0.86	0.87
Net investment loss	(0.36)[7]	(0.49)	(0.37)	(0.24)	(0.65)[8]	(0.67)	(0.46)
Portfolio turnover (%)	78	161	114	102	69	91	86

[1]	Six months ended 9-30-25. Unaudited.
[2]	For the seven-month period ended 3-31-22. The Accounting Survivor’s fiscal year end was August 31 and the fund’s fiscal year end is March 31.
[3]	Financial highlights presented prior to close of business on October 15, 2021 represents the historical operating results of the Accounting Survivor. At the close of business on October 15, 2021, the Accounting Survivor was reorganized into the fund. On the date of reorganization, the accounting and performance history of the Accounting Survivor was retained as that of the fund. As a result, the per share operating performance has been adjusted for the prior periods presented to reflect the transaction. The conversion ratio used was 0.98073, as the Accounting Survivor’s net asset value was $28.7711 while the fund’s net asset value was $28.2165 on the date of reorganization.
[4]	Based on average daily shares outstanding.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.
[8]	Annualized. Certain expenses are presented unannualized.
13	JOHN HANCOCK Mid Cap Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Mid Cap Growth Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term growth and capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other
| JOHN HANCOCK Mid Cap Growth Fund	14

significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of September 30, 2025, by major security category or type:
	Total value at 9-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks	$1,220,977,665	$1,220,977,665	—	—
Preferred securities	4,620,080	—	—	$4,620,080
Short-term investments	23,464,638	23,464,638	—	—
Total investments in securities	$1,249,062,383	$1,244,442,303	—	$4,620,080
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through
15	JOHN HANCOCK Mid Cap Growth Fund |

lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of September 30, 2025, the fund loaned securities valued at $11,935,843 and received $12,189,968 of cash collateral.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the six months ended September 30, 2025, the fund had no borrowings under the line of credit. Commitment fees for the six months ended September 30, 2025 were $2,983.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of March 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
| JOHN HANCOCK Mid Cap Growth Fund	16

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses and wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.875% of the first $200 million of the fund’s aggregate net assets; (b) 0.850% of the next $300 million of the fund’s aggregate net assets; (c) 0.825% of the next $2.7 billion of the fund’s aggregate net assets; (d) 0.800% of the next $500 million of the fund’s aggregate net assets; (e) 0.775% of the next $500 million of the fund’s aggregate net assets and (f) 0.755% of the fund’s aggregate net assets in excess of $4.2 billion. Aggregate net assets include net assets of the fund and Mid Cap Growth Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to reduce its management fee by an annual rate of 0.07% of the fund’s average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended September 30, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
17	JOHN HANCOCK Mid Cap Growth Fund |

For the six months ended September 30, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$17,560
Class C	72
Class I	2,264
Class	Expense reduction
Class R6	$103,377
Class NAV	362,638
Total	$485,911

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended September 30, 2025, were equivalent to a net annual effective rate of 0.76% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended September 30, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $1,176 for the six months ended September 30, 2025. Of this amount, $210 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $966 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended September 30, 2025, CDSCs received by the Distributor amounted to $6 for Class C shares. There were no CDSCs received by the Distributor for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three
| JOHN HANCOCK Mid Cap Growth Fund	18

categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended September 30, 2025 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$55,814	$24,819
Class C	913	101
Class I	—	3,196
Class R6	—	7,668
Total	$56,727	$35,784
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the six months ended September 30, 2025 and for the year ended March 31, 2025 were as follows:
	Six Months Ended 9-30-25		Year Ended 3-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	369,103	$6,703,304	1,003,654	$16,582,692
Repurchased	(227,314)	(4,139,401)	(618,950)	(10,204,207)
Net increase	141,789	$2,563,903	384,704	$6,378,485
Class C shares
Sold	1,281	$20,553	2,451	$42,825
Repurchased	(1,939)	(35,271)	(3,097)	(48,140)
Net decrease	(658)	$(14,718)	(646)	$(5,315)
Class I shares
Sold	56,547	$1,033,986	153,129	$2,777,903
Repurchased	(24,493)	(462,187)	(54,238)	(878,227)
Net increase	32,054	$571,799	98,891	$1,899,676
Class R6 shares
Sold	404,554	$7,437,426	941,586	$17,491,917
Repurchased	(1,492,879)	(28,145,058)	(4,833,770)	(82,074,012)
Net decrease	(1,088,325)	$(20,707,632)	(3,892,184)	$(64,582,095)
19	JOHN HANCOCK Mid Cap Growth Fund |

	Six Months Ended 9-30-25		Year Ended 3-31-25
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	663,355	$12,549,142	4,546,700	$79,847,289
Repurchased	(7,705,085)	(141,817,003)	(18,347,612)	(337,123,462)
Net decrease	(7,041,730)	$(129,267,861)	(13,800,912)	$(257,276,173)
Total net decrease	(7,956,870)	$(146,854,509)	(17,210,147)	$(313,585,422)
Affiliates of the fund owned 100% of shares of Class NAV on September 30, 2025. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $954,815,691 and $1,107,769,695, respectively, for the six months ended September 30, 2025.
Note 7—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At September 30, 2025, funds within the John Hancock group of funds complex held 71.6% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	24.5%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	15.5%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	11.4%
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	1,218,531	$2,849,955	$71,128,367	$(61,788,029)	$(379)	$(457)	$15,583	—	$12,189,457

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 9—Restricted securities
The fund may hold restricted securities which are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at September 30, 2025:
| JOHN HANCOCK Mid Cap Growth Fund	20

Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Essence Group Holdings Corp.	5-1-14[1]	$5,083,384	2,958,957	—	—	2,958,957	0.2%	$2,455,934
Lookout, Inc., Series F	7-31-14[1]	4,276,874	392,767	—	—	392,767	0.2%	2,164,146
								$4,620,080

[1]	Reflects original acquisition date of security transferred in a merger with John Hancock Funds II Mid Cap Growth Fund which took place after market close on 10-15-21.
Note 10—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
21	JOHN HANCOCK Mid Cap Growth Fund |

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Investment Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Wellington Management Company LLP (the Subadvisor), for John Hancock Mid Cap Growth Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-26, 2025 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at the meeting held on May 27-May 29, 2025. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 23-26, 2025, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
| JOHN HANCOCK MID CAP GROWTH FUND	22

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
23	JOHN HANCOCK MID CAP GROWTH FUND |

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index for the three-, five- and ten-year periods ended December 31, 2024 and outperformed for the one-year period. The Board also noted that the fund outperformed its peer group median for the one-, five- and ten-year periods ended December 31, 2024 and underperformed for the three-year periods. The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the three-, five- and ten-year periods and relative to its peer group median for the three-year period, including the impact of past and current market conditions on the fund’s strategy and management’s outlook for the fund.  The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees for the fund are higher than the peer group median and net total expenses for the fund are equal to the peer group median.
The Board took into account management’s discussion of the fund’s expenses. The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm’s length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the fund has
| JOHN HANCOCK MID CAP GROWTH FUND	24

breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board also noted that the fund’s distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length;
(i)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(j)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is
25	JOHN HANCOCK MID CAP GROWTH FUND |

based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(a)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(b)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(c)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(d)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
| JOHN HANCOCK MID CAP GROWTH FUND	26

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the fund’s subadvisory fee is higher than the peer group median. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
27	JOHN HANCOCK MID CAP GROWTH FUND |

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
| JOHN HANCOCK MID CAP GROWTH FUND	28

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Mid Cap Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4864509	481SA 9/25
11/25

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	November 11, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	November 11, 2025
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer,
Principal Financial Officer
Date:	November 11, 2025